[LOGO] JUNDT FUNDS


                                      JUNDT
                                   GROWTH FUND

                                      JUNDT
                                  U.S. EMERGING
                                   GROWTH FUND

                                      JUNDT
                                OPPORTUNITY FUND

                                      JUNDT
                                TWENTY-FIVE FUND

                                      JUNDT
                                     MID-CAP
                                   GROWTH FUND

                                      JUNDT
                                    SCIENCE &
                                 TECHNOLOGY FUND


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2001

LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER,

In the Jundt Funds' most recent annual report, dated December 31, 2000, we suggested to shareholders that the robust bull market of the 1990s had likely run its course. We also noted that the lofty expectations that arose during the decade-long expansion would need to be replaced with more moderate and more tenable goals. In the six months since we wrote that letter, the market has given us little reason to change our earlier sentiment. In fact, the market's year-to-date performance has supplied additional evidence that we are immersed in a new investing environment.

It is no surprise that those who were unsettled by last year's market decline continue to be frustrated by the market's prolonged lackluster performance. Despite this solemnity, we feel that the current market environment offers significantly more clarity today than it has in nearly two years. What is clear is that investors will continue to experience some letdown as they adjust to the new investment environment. Once the adjustments are made, however, investors will discover that the new environment is filled with many interesting, dynamic and exciting opportunities.

As noted above, the transition will continue to frustrate many investors. Even the most recreational market observer now knows, however, that the explosive growth spanning the 1990s was, unfortunately, an aberration by historical measures. For example, from 1960 through 1990, the S&P 500 grew at a steady annualized rate of 9.8%. By comparison, from 1991 through 1999, the index grew at an explosive annualized rate of 20.9%. In other words, $10,000 invested in the S&P in 1960 grew to $50,000 after 21 years. The same $10,000 invested in the S&P 500 in 1991 grew to $50,000 in less than nine years. While the 1990s provided an exhilarating ride for many, investors must look beyond the 1990s phenomenon and use historical data to set more reasonable expectations.

A telling statistic that investors should seriously consider is the historical relationship between growth stocks and value stocks. Over the past five calendar quarters, growth stocks have lost substantial ground vis---vis value stocks. In the short term, such a pronounced shift in market leadership is not uncommon.

As the diagram below indicates, it is customary for returns between growth stocks and value stocks to vary by a wide margin in the short term. In fact the AVERAGE difference in returns is nearly 10% per year. This performance `spread' has been unusually wide for the past two calendar years. But because market leadership changes frequently, this difference declines substantially over longer time periods. Since the current performance spread is at, or near, an all-time high in favor of value stocks, the Jundt funds remain confident in their continued focus on growth stocks.

[PLOT POINTS CHART]

This steadfast focus is not only important within an historical context, but is also crucial during periods of market transition. No matter the investment climate, particular attention must be paid to signs of the current leadership's strengths and weaknesses and the future leadership's ability and competence. The Funds' focus has shifted from the once-dynamic companies that catalyzed the magnificent market run-up in the 1990s to the up-and-coming leaders in energy, healthcare, retail and media. The Funds will not hang their hopes on a potential resurgence of past market leaders, but will continue to scour the landscape in search of new opportunities and new market leaders.

For the one year, three year, and five year periods ending June 30, 2001 as well as over the life of each fund, Jundt Funds have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and total return of its peer-group composite of mutual funds.

JUNDT GROWTH FUND

The Jundt Growth Fund invests primarily in stocks of medium and large market capitalization. Since its inception on December 29, 1995, Class A shares of the Fund have achieved the following average annual returns as compared to its primary performance benchmarks -- the Russell 1000 Growth Index, and the Lipper Large Cap Growth Index:

AVERAGE ANNUAL                                                   SINCE
TOTAL RETURNS               1-YEAR      3-YEAR     5-YEAR     INCEPTION(1)
-------------               ------      ------     ------     ------------
JUNDT GROWTH FUND*          (26.7%)      0.6%        6.9%         8.6%
Russell 1000 Growth         (36.2%)      0.7%       12.0%        13.2%
Lipper Large Cap
 Growth                     (33.3%)      0.7%       11.5%        12.3%

JUNDT U.S. EMERGING GROWTH FUND

The Jundt U.S. Emerging Growth Fund invests primarily in stocks of small and medium market capitalization. The Fund, which has reopened to new investors, commenced operations on January 2, 1996. Class A shares of the fund have achieved the following average annual returns compared to its primary performance benchmarks-the Russell 2000 Growth Index and the Lipper Small Cap Growth Index:

AVERAGE ANNUAL                                                   SINCE
TOTAL RETURNS               1-YEAR      3-YEAR     5-YEAR     INCEPTION(2)
-------------               ------      ------     ------     ------------
JUNDT U.S. EMERGING
 GROWTH FUND*               (35.2%)      8.7%       12.7%        20.0%
Russell 2000 Growth         (23.3%)      2.2%        4.8%         6.5%
Lipper Small Cap
 Growth                     (22.2%)      9.6%        9.4%        11.7%

JUNDT OPPORTUNITY FUND

The Jundt Opportunity Fund invests in growth stocks without regard to market capitalization. Typically, the Fund will hold approximately 30 to 50 individual stocks. Since the Fund's inception on December 26, 1996, Class A shares have achieved the following average annual returns compared to its primary benchmarks -- the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Index:

                                                                SINCE
AVERAGE ANNUAL TOTAL RETURNS         1-YEAR      3-YEAR      INCEPTION(3)
----------------------------         ------      ------      ------------
JUNDT OPPORTUNITY FUND*              (35.7%)       9.8%         18.8%
Russell 3000 Growth                  (35.3%)       0.8%         10.2%
Lipper Multi-Cap Growth              (30.2%)       5.5%         12.1%

JUNDT TWENTY-FIVE FUND

The Jundt Twenty-Five Fund invests in growth stocks without regard to market capitalization in a concentrated manner. Typically, the Fund will invest in 25 to 30 individual stocks. Since the Fund's inception on December 31, 1997, Class A shares have achieved the following average annual returns compared to its primary benchmarks -- the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Index:

                                                                SINCE
AVERAGE ANNUAL TOTAL RETURNS         1-YEAR      3-YEAR      INCEPTION(4)
----------------------------         ------      ------      ------------
JUNDT TWENTY-FIVE FUND*              (27.0%)      10.0%         17.2%
Russell 3000 Growth                  (35.3%)       0.8%          5.8%
Lipper Multi-Cap Growth              (30.2%)       5.5%          9.4%

LETTER TO SHAREHOLDERS (concluded)


JUNDT MID-CAP GROWTH FUND

The Jundt Mid-Cap Growth Fund invests primarily in growth stocks of medium market capitalization, such as those which comprise the S&P Mid-Cap 400 Index. The Fund commenced operations on June 30, 2000 and thus the one-year and since inception performance is virtually the same. Since this time, Class A shares of the Fund have achieved the following total returns compared to its primary benchmarks -- the Russell Mid-Cap Growth Index and the Lipper Mid-Cap Growth
Index:

                                          SINCE
AVERAGE ANNUAL TOTAL RETURNS           INCEPTION(5)
----------------------------           ------------
JUNDT MID-CAP GROWTH FUND*               (10.3%)
Russell Mid-Cap Growth                   (31.5%)
Lipper Mid-Cap Growth                    (29.6%)

JUNDT SCIENCE & TECHNOLOGY FUND

The Jundt Science & Technology Fund invests primarily in growth companies without regard to market capitalization. Fund holdings are typically concentrated in companies that design, develop, manufacture or sell science or technology related products and services. The Fund commenced operations on June 30, 2000 and thus the one-year and since inception performance is virtually the same. Since inception, Class A shares of the Fund have achieved the following total returns compared to its primary benchmarks -- the NASDAQ Composite and the Lipper Science and Technology Fund Index.

                                          SINCE
AVERAGE ANNUAL TOTAL RETURNS           INCEPTION(5)
--------------------------------       ------------
JUNDT SCIENCE & TECHNOLOGY FUND*         (19.8%)
NASDAQ Composite                         (45.5%)
Lipper Science & Technology              (50.1%)

Thank you for investing in the Jundt Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman


 * Quoted performance is for the Fund's Class A shares. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class A shares are subject to a maximum front-end sales charge of 5.75%. The stated return does not reflect the deduction of any front-end sales charge.

(1)Inception date is December 29, 1995 for the Growth Fund's Class A shares and the indexes.

(2)Inception date is January 2, 1996 for the U.S. Emerging Growth Fund's Class A shares and December 31, 1995 for the indexes.

(3)Inception date is December 26, 1996 for the Opportunity Fund's Class A shares and the indexes.

(4)Inception date is December 31, 1997 for the Twenty-Five Fund's Class A shares and the indexes.

(5)Inception date is June 30, 2000 for both the Mid-Cap Growth Fund's and Science & Technology Fund's Class A shares and the indexes.

JUNDT ASSOCIATES' APPROACH TO INVESTING: GROWTH FUND

     JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multi-trillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

The Growth Fund concentrates on medium- to large-size companies, with at least half the equity securities consisting of companies that have annual revenues greater than $750 million. Within these parameters, the Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. Particular emphasis is placed on companies we believe will achieve annual rates of revenue growth of 15% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology    9.9%

                                         Cable    5.7%

                             Computer Hardware    0.5%

                    Computer Services/Software    8.6%

                                        Energy   22.7%

                             Interactive Media    8.8%

                           Internet Technology    2.1%

                         Medical Devices/Drugs   13.7%

                                 Miscellaneous    4.4%

                                   Restaurants    2.4%

                                        Retail   10.1%

             Telecommunications Infrastructure    4.0%

           Wireless/Telecommunication Services    6.0%

             Short-term Securities/Liabilities
                     in excess of other assets    1.1%

PERFORMANCE DATA: GROWTH FUND (unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

         JUNDT GROWTH FUND(1)  JUNDT GROWTH FUND(1)                                 LIPPER LARGE
          (Class I shares        (Class I shares       RUSSELL      RUSSELL 1000     CAP GROWTH
        without sales charge)*  with sales charge)  1000 INDEX(2)  GROWTH INDEX(3)  FUND INDEX(4)
6/30/01        $21,670                $20,532          $38,537        $33,656          $32,485

AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        SINCE           SINCE
                              1-YEAR      5-YEAR    INCEPTION(5)    INCEPTION(6)
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS A
Without sales charge*        (26.71)%      6.91%          --           8.61%
With sales charge(a)         (30.92)       5.66           --           7.45
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS B
Without sales charge*        (27.16)       6.15           --           7.85
With sales charge(b)         (30.42)       5.83           --           7.65
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS C
Without sales charge*        (27.20)       6.22           --           7.88
With sales charge(c)         (28.02)       6.22           --           7.88
--------------------------------------------------------------------------------
JUNDT GROWTH CLASS I
Without sales charge*        (26.40)       7.20          8.18            --
With sales charge(a)         (30.63)       5.94          7.53            --
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX           (14.96)      14.29         14.70         14.83
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX    (36.18)      11.99         13.13         13.15
--------------------------------------------------------------------------------
LIPPER LARGE CAP GROWTH
FUND INDEX                   (33.34)      11.45         12.73         12.27
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges), including shareholders who acquired Class I shares upon the Fund's conversion to an open-end fund on December 29, 1995.
(a)maximum initial sales charge of 5.75%.
(b)a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c)a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on September 3, 1991. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. Total return prior to December 29, 1995, reflects the Fund's performance as a closed-end fund. As an open-end fund, the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Since December 29, 1995, the Fund has offered its shares in four classes (currently, Class A, B, C and I). Class A, Class B and Class C performance will vary from Class I performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Russell 1000 Index is widely recognized as a performance benchmark for large-cap funds. However, because the Russell 1000 Growth Index is better suited to the fund's "growth" style investment strategy, the Russell 1000 Growth Index will be used in future reports and the Russell 1000 Index will be eliminated from future reports. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is September 3, 1991.
(3)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies (1,000 of the largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL INDEXES ARE NOT ACTUAL INVESTMENTS AND DO NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR. Inception date for index data is September 3, 1991.
(4)The Lipper Large Cap Growth Fund Index is the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is August 31, 1991.
(5)Inception dates are September 3, 1991, for the Fund's Class I shares and the Russell 1000 Index, and August 31, 1991, for the Lipper Large Cap Growth Fund Index.
(6)Inception data is December 29, 1995, for the Fund's Class A, Class B and Class C shares and for index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS  (unaudited)                               June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (9.9%)
--------------------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                        22,600         $ 1,413,194         $ 1,371,368
   Biogen, Inc. (b)                                       35,500           2,292,916           1,929,780
   Genentech, Inc. (b)                                    38,100           2,278,850           2,099,310
                                                                        --------------------------------
                                                                           5,984,960           5,400,458
                                                                        --------------------------------
CABLE (5.7%)
--------------------------------------------------------------------------------------------------------
   Cablevision Systems Corporation -- Class A (b)         24,100             811,634           1,409,850
   Charter Communications, Inc. -- Class A (b)            73,400           1,541,400           1,713,890
                                                                        --------------------------------
                                                                           2,353,034           3,123,740
                                                                        --------------------------------
COMPUTER HARDWARE (0.5%)
--------------------------------------------------------------------------------------------------------
   Texas Instruments Incorporated                          9,400             291,610             296,100
                                                                        --------------------------------
                                                                             291,610             296,100
                                                                        --------------------------------
COMPUTER SERVICES/SOFTWARE (8.6%)
--------------------------------------------------------------------------------------------------------
   Intuit Inc. (b)                                        54,800           1,586,225           2,191,452
   KPMG Consulting Inc. (b)                               79,500           1,431,000           1,220,325
   Siebel Systems, Inc. (b)                               27,200             878,141           1,275,680
                                                                        --------------------------------
                                                                           3,895,366           4,687,457
                                                                        --------------------------------
ENERGY (22.7%)
--------------------------------------------------------------------------------------------------------
   BJ Services Company (b)                                46,600           1,824,800           1,322,508
   Enron Corp.                                            27,400           2,177,990           1,342,600
   Global Power Equipment Group Inc. (b)                  47,800           1,564,743           1,400,540
   Reliant Resources, Inc. (b)                            96,500           3,111,899           2,383,550
   Schlumberger Limited                                   49,200           3,308,346           2,590,380
   Smith International, Inc.                              31,500           2,286,763           1,886,850
   Transocean Sedco Forex Inc.                            36,200           1,646,546           1,493,250
                                                                        --------------------------------
                                                                          15,921,087          12,419,678
                                                                        --------------------------------
INTERACTIVE MEDIA (8.8%)
--------------------------------------------------------------------------------------------------------
   Gemstar-TV Guide International, Inc. (b)               49,300             930,522           2,100,180
   General Motors Corporation -- Class H                 135,000           3,205,600           2,733,750
                                                                        --------------------------------
                                                                           4,136,122           4,833,930
                                                                        --------------------------------
INTERNET TECHNOLOGY (2.1%)
--------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                               21,400           1,047,166           1,134,200
                                                                        --------------------------------
                                                                           1,047,166           1,134,200
                                                                        --------------------------------


See accompanying notes to schedule of investments.                             6

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS  (unaudited) (continued)                   June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (13.7%)
--------------------------------------------------------------------------------------------------------
   Abbott Laboratories                                    21,600         $ 1,132,056         $ 1,037,016
   Immunex Corporation (b)                                28,200             684,338             500,550
   Merck & Co., Inc.                                      22,500           1,695,432           1,437,975
   Novartis AG -- ADR                                     53,700           2,130,890           1,941,255
   Pfizer Inc.                                            25,300           1,135,287           1,013,265
   Pharmacia Corporation                                  34,454           1,407,680           1,583,161
                                                                        --------------------------------
                                                                           8,185,683           7,513,222
                                                                        --------------------------------
MISCELLANEOUS (4.4%)
--------------------------------------------------------------------------------------------------------
   Honeywell International Inc.                           69,500           2,564,612           2,431,805
                                                                        --------------------------------
                                                                           2,564,612           2,431,805
                                                                        --------------------------------
RESTAURANTS (2.4%)
--------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                              57,000             758,793           1,311,000
                                                                        --------------------------------
                                                                             758,793           1,311,000
                                                                        --------------------------------
RETAIL (10.1%)
--------------------------------------------------------------------------------------------------------
   AutoZone, Inc. (b)                                     39,600           1,072,133           1,485,000
   Bed Bath & Beyond Inc. (b)                             68,800             592,351           2,064,000
   Wal-Mart Stores, Inc.                                  40,100           1,862,610           1,956,880
                                                                        --------------------------------
                                                                           3,527,094           5,505,880
                                                                        --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.0%)
--------------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                               133,900           3,416,067           2,189,265
                                                                        --------------------------------
                                                                           3,416,067           2,189,265
                                                                        --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (2.6%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A                 80,900           1,923,338           1,415,750
                                                                        --------------------------------
                                                                           1,923,338           1,415,750
                                                                        --------------------------------

TOTAL COMMON STOCKS (95.5%)                                               54,004,933          52,262,485
                                                                        ================================


See accompanying notes to schedule of investments.                             7

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS  (unaudited) (concluded)                   June 30, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                      Principal Amount              Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.4%)
----------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000 % due 06/01/2011,
   convertible into NXTL common stock                     $1,939,000       $ 1,905,050         $ 1,851,745
                                                                          --------------------------------
                                                                             1,905,050           1,851,745
                                                                          --------------------------------

TOTAL CONVERTIBLE BONDS (3.4%)                                               1,905,050           1,851,745
                                                                          ================================

SHORT-TERM SECURITIES
REPURCHASE AGREEMENT (4.2%)
----------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 3.15%
   acquired on 6/29/01 and due 7/2/01 with proceeds of
   $2,294,602 collateralized by $2,294,000 Freddie Mac,
   6.000%, due 3/1/25, value including accrued interest,
   $2,304,794.                                             2,294,000         2,294,000           2,294,000
                                                                          --------------------------------
TOTAL SHORT-TERM SECURITIES (4.2%)                                           2,294,000           2,294,000
                                                                          ================================
   Total investments in securities (103.1%)                                $58,203,982(c)       56,408,230
                                                                          ============
   Liabilities in excess of other assets (-3.1%)                                                (1,666,301)
                                                                                               -----------

NET ASSETS (100.0%)                                                                            $54,741,929
                                                                                               ===========

Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at June 30, 2001, was $58,404,883. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        ---------------------------------------------------------------
        Gross unrealized appreciation                       $ 6,077,192
        Gross unrealized depreciation                        (8,073,845)
                                                            -----------
        Net unrealized depreciation                         $(1,996,653)
        ---------------------------------------------------------------

    (d) Schedule of Options Written

        CONTRACTS (100 SHARES PER CONTRACT)                     VALUE
        ---------------------------------------------------------------
        Call Options
          Siebel Systems, Inc.
           255  Expiration August 2001, Exercise
           Price $50.00                                        $107,100
        ---------------------------------------------------------------
          Gemstar-TV Guide International, Inc.
           36   Expiration August 2001, Exercise
           Price $45.00                                          10,800
        ---------------------------------------------------------------
        Total Options Written
         (Premiums received $132,100)                          $117,900
        ===============================================================

    ADR - American Depositary Receipt


See accompanying notes to financial statements.                                8

JUNDT ASSOCIATES' APPROACH TO INVESTING: U.S. EMERGING GROWTH FUND

     THE U.S. EMERGING GROWTH FUND CONCENTRATES ON SMALLER COMPANIES WITH at least half the equity securities consisting of companies with annual revenues less than $750 million. Within these parameters, the U.S. Emerging Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. The focus is on companies we believe are capable of achieving annual rates of revenue growth of 25% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                             Computer Hardware    3.1%

                    Computer Services/Software    4.4%

                                        Energy    7.6%

                           Healthcare Services    6.6%

                             Interactive Media    3.3%

                             Internet Services    2.7%

                           Internet Technology    6.0%

                         Medical Devices/Drugs   14.6%

                                 Miscellaneous    1.2%

                                   Restaurants   17.9%

                                        Retail    1.2%

           Wireless/Telecommunication Services   11.1%

            Short-term Securities/Other Assets
                      in excess of liabilities   20.3%

PERFORMANCE DATA: U.S. EMERGING GROWTH FUND (unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

               JUNDT U.S.                JUNDT U.S.
         EMERGING GROWTH FUND(1)   EMERGING GROWTH FUND(1)                        LIPPER
            (Class A shares           (Class A shares        RUSSELL 2000    SMALL CAP GROWTH
          without sales charge)*     with sales charge)     GROWTH INDEX(3)     FUND INDEX(2)
6/30/01         $27,204                   $25,776               $14,123            $18,398

AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        SINCE
                                            1-YEAR        5-YEAR    INCEPTION(4)
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS A
Without sales charge*                       (35.24)%      12.65%       19.96%
With sales charge(a)                        (38.96)       11.33        18.67
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS B
Without sales charge*                       (35.72)       11.85        19.17
With sales charge(b)                        (39.05)       11.54        19.01
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS C
Without sales charge*                       (35.71)       11.87        19.16
With sales charge(c)                        (36.54)       11.88        19.16
--------------------------------------------------------------------------------
JUNDT U.S. EMERGING GROWTH CLASS I          (35.10)       12.97        20.35
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX                   (23.34)        4.76         6.46
--------------------------------------------------------------------------------
LIPPER SMALL CAP GROWTH FUND INDEX          (22.18)        9.44        11.72

 * Applicable to investors who purchased shares at net asset value (without sales charges).
(a) maximum initial sales charge of 5.75%.
(b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on January 2, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $26,023, $26,211 and $27,690, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The Lipper Small Cap Growth Fund Index is the composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 29, 1995.
(3)The Russell 2000 Growth Index measures the performance of the companies within the Russell 2000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is January 2, 1996.
(4)Inception dates are January 2, 1996, for the Fund's shares and the Russell 2000 Growth Index, and December 29, 1995, for Lipper Small Cap Growth Fund Index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES.

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (3.1%)
--------------------------------------------------------------------------------------------------------
   Numerical Technologies, Inc. (b)                       75,000          $1,094,056          $1,575,000
   Pixelworks, Inc. (b)                                   24,900             729,726             889,926
                                                                         -------------------------------
                                                                           1,823,782           2,464,926
                                                                         -------------------------------
COMPUTER SERVICES/SOFTWARE (4.4%)
--------------------------------------------------------------------------------------------------------
   Digital Insight Corporation (b)                        80,000           2,757,755           1,768,000
   Immersion Corporation (b)                             254,700           5,101,988           1,782,900
                                                                         -------------------------------
                                                                           7,859,743           3,550,900
                                                                         -------------------------------
ENERGY (7.6%)
--------------------------------------------------------------------------------------------------------
   Encore Acquisition Company (b)                        203,300           2,972,450           2,337,950
   Foster Wheeler LTD.                                    98,400           1,446,008             890,520
   Marine Drilling Companies, Inc. (b)                    23,400             646,820             447,174
   National -- Oilwell, Inc. (b)                          39,500           1,445,868           1,058,600
   Oil States International, Inc. (b)                    150,000           1,466,860           1,383,000
                                                                         -------------------------------
                                                                           7,978,006           6,117,244
                                                                         -------------------------------
HEALTHCARE SERVICES (6.6%)
--------------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)             596,200           2,643,045           5,365,800
                                                                         -------------------------------
                                                                           2,643,045           5,365,800
                                                                         -------------------------------
INTERACTIVE MEDIA (3.3%)
--------------------------------------------------------------------------------------------------------
   Concurrent Computers Corporation (b)                  226,000           1,411,597           1,582,000
   SeaChange International, Inc. (b)                      60,000           1,113,824           1,081,800
                                                                         -------------------------------
                                                                           2,525,421           2,663,800
                                                                         -------------------------------
INTERNET SERVICES (2.7%)
--------------------------------------------------------------------------------------------------------
   Korea Thrunet Co., Ltd. -- Class A (b)                195,000             977,085             487,500
   StarMedia Network, Inc. (b)                           892,200           2,793,732           1,659,492
                                                                         -------------------------------
                                                                           3,770,817           2,146,992
                                                                         -------------------------------
INTERNET TECHNOLOGY (6.0%)
--------------------------------------------------------------------------------------------------------
   Cognos, Inc. (b)                                       50,000           1,684,375             840,500
   Expedia, Inc. -- Class A (b)                           10,000             184,250             466,000
   Genuity Inc. (b)                                      350,500             900,559           1,093,560
   iXL Enterprises, Inc. (b)                             430,000             620,243             520,300
   RSA Security Inc. (b)                                  61,500           1,888,519           1,903,425
                                                                         -------------------------------
                                                                           5,277,946           4,823,785
                                                                         -------------------------------


See accompanying notes to schedule of investments.                            11

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (14.6%)
--------------------------------------------------------------------------------------------------------
   ATS Medical, Inc. (b)                                 307,000         $ 4,514,422         $ 3,868,200
   Cepheid, Inc. (b)                                     347,500           1,845,069           1,045,975
   COR Therapeutics, Inc. (b)                             76,500           2,966,037           2,333,250
   CV Therapeutics, Inc. (b)                              27,500             376,875           1,567,500
   Curon Medical Inc. (b)                                150,000           1,726,890             300,000
   Intuitive Surgical, Inc. (b)                          195,600           1,760,400           2,642,556
                                                                        --------------------------------
                                                                          13,189,693          11,757,481
                                                                        --------------------------------
MISCELLANEOUS (1.2%)
--------------------------------------------------------------------------------------------------------
   Edison Schools Inc. (b)                                42,600             768,125             972,984
                                                                        --------------------------------
                                                                             768,125             972,984
                                                                        --------------------------------
RESTAURANTS (17.9%)
--------------------------------------------------------------------------------------------------------
   AFC Enterprises, Inc. (b)                             152,700           2,824,990           2,924,205
   Buca, Inc. (b)                                         20,000             384,500             435,000
   Famous Dave's of America, Inc. (b)(d)                 849,500           1,993,443           8,214,665
   Panera Bread Company -- Class A (b)                    91,800           3,124,352           2,898,126
                                                                        --------------------------------
                                                                           8,327,285          14,471,996
                                                                        --------------------------------
RETAIL (1.2%)
--------------------------------------------------------------------------------------------------------
   Linens 'n Things, Inc. (b)                             35,000             722,093             956,200
                                                                        --------------------------------
                                                                             722,093             956,200
                                                                        --------------------------------
WIRELESS/TELECOMMUNICATIONS INFRASTRUCTURE (11.1%)
--------------------------------------------------------------------------------------------------------
   Pinnacle Holdings Inc. (b)                            295,400           2,823,031           1,775,354
   Sirius Satellite Radio Inc. (b)                       121,700           2,751,017           1,483,523
   WebEx Communications, Inc. (b)                        110,700           1,608,336           2,951,262
   XM Satellite Radio Holdings Inc. -- Class A (b)       171,000           3,898,568           2,770,200
                                                                        --------------------------------
                                                                          11,080,952           8,980,339
                                                                        --------------------------------

TOTAL COMMON STOCKS (79.7%)                                               65,966,908          64,272,447
                                                                        ================================



See accompanying notes to schedule of investments.                            12

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2001
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Industry Description and Issue                       Principal Amount                Cost    Market Value (a)
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (9.6%)
-------------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 3.15%
   acquired on 6/29/01 and due 7/2/01 with proceeds of
   $7,752,034 collateralized by $7,750,000 Freddie Mac,
   6.000%, due 3/1/25, value including accrued interest,
   $7,786,468.                                             $7,750,000           7,750,000           7,750,000
                                                                             --------------------------------
TOTAL SHORT-TERM SECURITIES (9.5%)                                              7,750,000           7,750,000
                                                                             ================================
   Total investments in securities (89.3%)                                    $73,716,908(c)       72,022,447
                                                                             ============
   Other assets in excess of liabilities (10.7%)                                                    8,672,461
                                                                                                 ------------

NET ASSETS (100.0%)                                                                               $80,694,908
                                                                                                 ============

Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at June 30, 2001, was $74,925,330. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        ---------------------------------------------------------------
        Gross unrealized appreciation                     $  15,733,370
        Gross unrealized depreciation                       (18,636,253)
                                                          -------------
        Net unrealized depreciation                       $  (2,902,883)
        ---------------------------------------------------------------

    (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2001. The activity for investments in Common Stocks of Affiliates is as follows:

               BEGINNING  PURCHASE    SALES      ENDING   DIVIDEND  NET REALIZED
DESCRIPTION       COST      COST       COST       COST     INCOME   GAINS/LOSSES
--------------------------------------------------------------------------------
Famous Dave's
 of America   $2,612,100  $15,000  $  633,657  $1,993,443   $ --    $   715,396
Heartport      5,788,219       --   5,788,219          --     --     (2,025,126)
--------------------------------------------------------------------------------
Total         $8,400,319  $15,000  $6,421,876  $1,993,443   $ --    $(1,309,730)
--------------------------------------------------------------------------------

ADR - American Depositary Receipt


See accompanying notes to schedule of investments.                            13

JUNDT ASSOCIATES' APPROACH TO INVESTING: OPPORTUNITY FUND

     THE OPPORTUNITY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION BY utilizing an aggressive yet very flexible investment program. While a percentage of equity holdings in the Opportunity Fund may at times mirror those in the Growth and the U.S. Emerging Growth Funds, the Opportunity Fund also may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the investment adviser, to enable the Opportunity Fund to achieve its objective of capital appreciation. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology    9.6%

                                         Cable    5.2%

                        Client Server Software    0.3%

                             Computer Hardware    1.7%

                    Computer Services/Software    8.0%

                                        Energy   24.8%

                             Interactive Media   11.5%

                           Internet Technology    2.1%

                         Medical Devices/Drugs   15.1%

                                 Miscellaneous   10.4%

                                   Restaurants    2.4%

                                        Retail    2.8%

             Telecommunications Infrastructure    4.8%

           Wireless/Telecommunication Services    8.2%

        Short-term Securities/Liabilities in excess of other assets -6.9%

PERFORMANCE DATA: OPPORTUNITY FUND (unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

                 JUNDT                    JUNDT
           OPPORTUNITY FUND(1)      OPPORTUNITY FUND(1)                                        LIPPER MULTI
            (Class A shares          (Class A shares       RUSSELL 1000       RUSSELL 3000      CAP GROWTH
          without sales charge)*    with sales charge)    GROWTH INDEX(2)   GROWTH INDEX(3)    FUND INDEX(4)
          ----------------------    ------------------    ---------------   ---------------   -------------
6/30/01         $21,761                  $20,618             $15,796          $15,330           $16,835


AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        SINCE
                                                   1-YEAR           INCEPTION(5)
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS A
Without sales charge*                           (35.72)%               18.80%
With sales charge(a)                            (39.42)                17.25
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS B
Without sales charge*                           (36.21)                17.94
With sales charge(b)                            (39.60)                17.56
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS C
Without sales charge*                           (36.20)                17.91
With sales charge(c)                            (37.05)                17.91
--------------------------------------------------------------------------------
JUNDT OPPORTUNITY CLASS I                       (35.54)                19.11
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                       (36.18)                10.65
--------------------------------------------------------------------------------
RUSSELL 3000 GROWTH INDEX                       (35.31)                10.15
--------------------------------------------------------------------------------
LIPPER MULTI CAP GROWTH FUND INDEX              (30.20)                12.07
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
(a) maximum initial sales charge of 5.75%.
(b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on December 26, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $20,648, $21,041 and $22,029, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. The Russell 1000 Growth Index is widely recognized as a performance benchmark for large-cap growth funds. However, because the Russell 3000 Growth Index is better suited to the fund's "multi-cap" style investment strategy, the Russell 3000 Growth Index will be used in future reports and the Russell 1000 Growth Index will be eliminated from future reports. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 26, 1996.
(3)The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL INDEXES ARE NOT ACTUAL INVESTMENTS AND DO NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR. Inception date for index data is December 26, 1996.
(4)The Lipper Multi Cap Growth Fund Index is the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 26, 1996.
(5)Inception date is December 26, 1996, for both the Fund's shares and the indexes.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (9.6%)
--------------------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                        55,000         $ 2,903,500         $ 3,337,400
   Biogen, Inc. (b)                                       76,700           4,668,219           4,169,412
   Genentech, Inc. (b)                                    80,800           4,790,481           4,452,080
                                                                        --------------------------------
                                                                          12,362,200          11,958,892
                                                                        --------------------------------
CABLE (5.2%)
--------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)           163,500           3,433,500           3,817,725
   Cox Communications Inc. -- Class A (b)                 59,800           2,476,380           2,649,140
                                                                        --------------------------------
                                                                           5,909,880           6,466,865
                                                                        --------------------------------
CLIENT SERVER SOFTWARE (0.3%)
--------------------------------------------------------------------------------------------------------
   PeopleSoft Inc. (b)                                     6,800             144,075             334,764
                                                                        --------------------------------
                                                                             144,075             334,764
                                                                        --------------------------------
COMPUTER HARDWARE (1.7%)
--------------------------------------------------------------------------------------------------------
   Pixelworks, Inc. (b)                                   39,700             910,270           1,418,878
   Texas Instruments Incorporated                         21,400             663,881             674,100
                                                                        --------------------------------
                                                                           1,574,151           2,092,978
                                                                        --------------------------------
COMPUTER SERVICES/SOFTWARE (8.0%)
--------------------------------------------------------------------------------------------------------
   Check Point Software Technologies Ltd. (b)             50,000           2,615,699           2,528,500
   Immersion Corporation (b)                             427,700           5,801,542           2,993,900
   Intuit, Inc. (b)                                      112,400           3,821,739           4,494,876
                                                                        --------------------------------
                                                                          12,238,980          10,017,276
                                                                        --------------------------------
ENERGY (24.8%)
--------------------------------------------------------------------------------------------------------
   Enron Corp.                                            61,800           4,386,077           3,028,200
   Hanover Compressor Company (b)                        141,800           4,955,098           4,692,162
   Helmerich & Payne, Inc.                                44,500           1,377,404           1,371,490
   Reliant Resources, Inc. (b)                           236,400           7,624,173           5,839,080
   Santa Fe International Corporation                     75,300           2,663,943           2,183,700
   Schlumberger Limited                                  111,100           7,358,752           5,849,415
   Smith International, Inc.                              75,000           4,644,740           4,492,500
   Transocean Sedco Forex Inc.                            81,900           3,721,736           3,378,375
                                                                        --------------------------------
                                                                          36,731,923          30,834,922
                                                                        --------------------------------
INTERACTIVE MEDIA (11.5%)
--------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A (b)    109,200           1,566,477           3,540,264
   Gemstar-TV Guide International, Inc. (b)(d)           111,697           5,394,579           4,758,292
   General Motors Corporation -- Class H                 294,600           7,581,322           5,965,650
                                                                        --------------------------------
                                                                          14,542,378          14,264,206
                                                                        --------------------------------

See accompanying notes to schedule of investments.                          16

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGY (2.1%)
--------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                               49,200        $  2,295,887        $  2,607,600
                                                                       ---------------------------------
                                                                           2,295,887           2,607,600
                                                                       ---------------------------------
MEDICAL DEVICES/DRUGS (15.1%)
--------------------------------------------------------------------------------------------------------
   Abbott Laboratories                                    48,800           2,557,608           2,342,888
   Immunex Corporation (b)                               106,600           3,363,871           1,892,150
   Merk & Co., Inc.                                       50,400           3,774,440           3,221,064
   Novartis AG -- ADR                                    121,100           4,822,557           4,377,765
   Pfizer Inc.                                            57,300           2,571,223           2,294,865
   Pharmacia Corporation                                  71,800           2,736,324           3,299,210
   Sepracor Inc. (b)                                      32,000           1,220,070           1,273,600
                                                                       ---------------------------------
                                                                          21,046,093          18,701,542
                                                                       ---------------------------------
MISCELLANEOUS (10.4%)
--------------------------------------------------------------------------------------------------------
   Conseco, Inc.                                         200,000           2,986,020           2,730,000
   Goodrich Corporation                                   75,000           2,644,178           2,848,500
   Honeywell International Inc. (d)                      156,700           5,782,645           5,482,933
   John Hancock Financial Services, Inc.                  47,700           1,925,172           1,920,402
                                                                       ---------------------------------
                                                                          13,338,015          12,981,835
                                                                       ---------------------------------
RESTAURANTS (2.4%)
--------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                             127,700           2,093,010           2,937,100
                                                                       ---------------------------------
                                                                           2,093,010           2,937,100
                                                                       ---------------------------------
RETAIL (2.8%)
--------------------------------------------------------------------------------------------------------
   Target Corporation                                     99,200           2,398,041           3,432,320
                                                                       ---------------------------------
                                                                           2,398,041           3,432,320
                                                                       ---------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.8%)
--------------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                               365,100           7,698,297           5,969,385
                                                                       ---------------------------------
                                                                           7,698,297           5,969,385
                                                                       ---------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (4.8%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)            182,700           5,026,725           3,197,250
   Pinnacle Holdings Inc. (b)                            466,300           4,468,079           2,802,463
                                                                       ---------------------------------
                                                                           9,494,804           5,999,713
                                                                       ---------------------------------

TOTAL COMMON STOCKS (103.5%)                                             141,867,734(c)      128,599,398
                                                                       =================================


See accompanying notes to schedule of investments.                            17

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                      Principal Amount            Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.4%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000% due 06/01/2011,
   convertible into NXTL common stock                     $4,374,000       4,308,565           4,177,170
                                                                       ---------------------------------
                                                                           4,308,565           4,177,170
                                                                       ---------------------------------

TOTAL CONVERTIBLE BONDS (3.4%)                                             4,308,565           4,177,170
                                                                       =================================
SHORT-TERM SECURITIES
REPURCHASE AGREEMENT (4.1%)
--------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 3.15%
   acquired on 6/29/01 and due 7/2/01 with proceeds of
   $5,089,336 collateralized by $5,088,000 Freddie Mac,
   6.000%, due 3/1/25, value including accrued interest,
   $5,111,942.                                             5,088,000       5,088,000           5,088,000
                                                                       ---------------------------------
TOTAL SHORT-TERM SECURITIES (4.1%)                                         5,088,000           5,088,000
                                                                       =============        ============
   Total investments in securities (111.0%)                             $151,264,299(c)      137,864,568
                                                                       =============
   Liabilities in excess of other assets (-11.0%)                                            (13,684,645)
                                                                                            ------------
NET ASSETS (100.0%)                                                                         $124,179,923
                                                                                           =============


See accompanying notes to schedule of investments.                            18

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2001
--------------------------------------------------------------------------------

Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at June 30, 2001, was $148,760,474. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        -------------------------------------------------------------
        Gross unrealized appreciation                    $ 12,144,020
        Gross unrealized depreciation                     (23,039,926)
                                                         ------------
        Net unrealized depreciation                      $(10,895,906)
        -------------------------------------------------------------

    (d) Securities pledged, with a market value of $5,051,215, as collateral for short sales entered into as of June 30, 2001

        SHARES                                    ISSUE             MARKET VALUE
        ------------------------------------------------------------------------
        3,300                      Biosite Diagnostic Incorporated    $  147,840
        1,800                      CIENA Corporation                      68,400
        9,800                      Protein Design Labs, Inc.             850,248
        9,800                      United Health Group Incorporated      605,150
        3,400                      VERITAS Software Corporation          226,202
        ------------------------------------------------------------------------
        Total (Proceeds -- $1,883,002)                                $1,897,840
        ========================================================================

    (e) Schedule of Options Written

        CONTRACTS (100 SHARES PER CONTRACT)                    VALUE
        -------------------------------------------------------------
        Call Options
         Gemstar-TV Guide International, Inc.
         81 Expiration August 2001, Exercise
         Price $45.00                                         $24,300
        -------------------------------------------------------------
        Total Options Written
         (Premiums received 32,156)                           $24,300
        =============================================================

    ADR -- American Depositary Receipt


See accompanying notes to financial statements.                               19

JUNDT ASSOCIATES' APPROACH TO INVESTING: TWENTY-FIVE FUND

     THE TWENTY-FIVE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM CAPITAL appreciation by investing in a more concentrated portfolio of approximately, but not less than, 25 issues of common stock. In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies invested in by the Fund will typically be companies that also are represented in the other Jundt Funds. Because this Fund is a non-diversified Fund, Jundt Associates may, with respect to 50% of the assets of the Fund, use broad investment discretion in the pursuit of the investment objective. However, investment company regulations require that at least 50% of the Fund's assets must be fully diversified. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology    3.9%

                                         Cable    6.4%

                    Computer Services/Software   12.7%

                                        Energy   11.3%

                             Interactive Media    8.7%

                             Internet Services    3.2%

                           Internet Technology    2.0%

                         Medical Devices/Drugs   11.6%

                                 Miscellaneous    6.2%

                                   Restaurants    2.3%

                                        Retail    8.1%

             Telecommunications Infrastructure    5.4%

           Wireless/Telecommunication Services   10.2%

             Short-term Securities/Liabilities
                     in excess of other assets    8.0%

PERFORMANCE DATA: TWENTY-FIVE FUND

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                   JUNDT                   JUNDT
             TWENTY-FIVE FUND(1)     TWENTY-FIVE FUND(1)                                      LIPPER MULTI CAP
              (Class A shares         (Class A shares       RUSSELL 1000      RUSSELL 3000         GROWTH
            without sales charge)*   with sales charge)    GROWTH INDEX(2)   GROWTH INDEX(3)    FUND INDEX(4)
            ----------------------   ------------------    ---------------   ---------------    -------------
6/30/01            $17,428                $16,513              $12,288           $12,052           $13,692


AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        SINCE
                                                       1-YEAR       INCEPTION(5)
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS A
Without sales charge*                                  (26.96)%        17.19%
With sales charge(a)                                   (31.16)         15.23
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS B
Without sales charge*                                  (27.43)         16.26
With sales charge(b)                                   (31.46)         15.46
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS C
Without sales charge*                                  (27.46)         16.34
With sales charge(c)                                   (28.47)         16.34
--------------------------------------------------------------------------------
JUNDT TWENTY-FIVE CLASS I                              (26.76)         17.49
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX                              (36.18)          6.06
--------------------------------------------------------------------------------
RUSSELL 3000 GROWTH INDEX                              (35.31)          5.75
--------------------------------------------------------------------------------
LIPPER MULTI CAP GROWTH FUND INDEX                     (30.20)          9.39
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
(a) maximum initial sales charge of 5.75%.
(b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on December 31, 1997. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $16,447, $16,990 and $17,584, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. The Russell Growth Index is widely recognized as a performance benchmark for large-cap growth funds. However, because the Russell 3000 Growth Index is better suited to the fund's "multi-cap" style investment strategy, the Russell 3000 Growth Index will be used in future reports and the Russell 1000 Growth Index will be eliminated from future reports. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1997.
(3)The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL INDEXES ARE NOT ACTUAL INVESTMENTS AND DO NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR. INCEPTION DATE FOR INDEX DATA IS DECEMBER 31, 1997.
(4)The Lipper Multi Cap Growth Fund Index is the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1997.
(5)Inception date is December 31, 1997, for the Fund's shares and the indexes.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (3.9%)
--------------------------------------------------------------------------------------------------------
   Biogen, Inc. (b)                                       27,600          $1,580,812          $1,500,336
                                                                         -------------------------------
                                                                           1,580,812           1,500,336
                                                                         -------------------------------
CABLE (6.4%)
--------------------------------------------------------------------------------------------------------
   Cablevision Systems Corporation -- Class A (b)         22,000           1,077,464           1,287,000
   Charter Communications, Inc. -- Class A (b)            50,100           1,052,100           1,169,835
                                                                         -------------------------------
                                                                           2,129,564           2,456,835
                                                                         -------------------------------
COMPUTER SERVICES/SOFTWARE (12.7%)
--------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                             130,400           2,858,092             912,800
   Intuit Inc. (b)                                        56,900           2,114,806           2,275,431
   KPMG Consulting Inc. (b)                               53,800             968,400             825,830
   Siebel Systems, Inc. (b)                               18,200             584,715             853,580
                                                                         -------------------------------
                                                                           6,526,013           4,867,641
                                                                         -------------------------------
ENERGY (11.3%)
--------------------------------------------------------------------------------------------------------
   Enron Corp.                                            18,800           1,074,418             921,200
   Reliant Resources, Inc. (b)                            64,700           2,086,389           1,598,090
   Schlumberger Limited                                   33,800           2,031,244           1,779,570
                                                                         -------------------------------
                                                                           5,192,051           4,298,860
                                                                         -------------------------------
INTERACTIVE MEDIA (8.7%)
--------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A (b)     57,600             876,952           1,867,392
   Gemstar-TV Guide International, Inc. (b)               34,000           1,475,396           1,448,400
                                                                         -------------------------------
                                                                           2,352,348           3,315,792
                                                                         -------------------------------
INTERNET SERVICES (3.2%)
--------------------------------------------------------------------------------------------------------
   Korea Thrunet Co., Ltd. -- Class A (b)                110,900           2,342,704             277,250
   StarMedia Network, Inc. (b)                           514,100           5,067,382             956,226
                                                                         -------------------------------
                                                                           7,410,086           1,233,476
                                                                         -------------------------------
INTERNET TECHNOLOGY (2.0%)
--------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                               14,800             725,463             784,400
                                                                         -------------------------------
                                                                             725,463             784,400
                                                                         -------------------------------


See accompanying notes to schedule of investments.                            22

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (11.6%)
--------------------------------------------------------------------------------------------------------
   Abbott Laboratories                                    14,600         $   765,186         $   700,946
   Immunex Corporation (b)                                35,900           1,304,587             637,225
   Novartis AG -- ADR                                     36,100           1,370,965           1,305,015
   Pfizer Inc.                                            17,100             767,328             684,855
   Pharmacia Corporation                                  23,400             945,191           1,075,230
                                                                        --------------------------------
                                                                           5,153,257           4,403,271
                                                                        --------------------------------
MISCELLANEOUS (6.2%)
--------------------------------------------------------------------------------------------------------
   Concord EFS, Inc. (b)                                  13,300             658,350             691,733
   Honeywell International Inc.                           47,400           1,748,747           1,658,526
                                                                        --------------------------------
                                                                           2,407,097           2,350,259
                                                                        --------------------------------
RESTAURANTS (2.3%)
--------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                              38,400             526,479             883,200
                                                                        --------------------------------
                                                                             526,479             883,200
                                                                        --------------------------------
RETAIL (8.1%)
--------------------------------------------------------------------------------------------------------
   Target Corporation                                     47,100           1,158,229           1,629,660
   Wal-Mart Stores, Inc.                                  29,900           1,380,523           1,459,120
                                                                        --------------------------------
                                                                           2,538,752           3,088,780
                                                                        --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (5.4%)
--------------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                               125,100           2,668,995           2,045,385
                                                                        --------------------------------
                                                                           2,668,995           2,045,385
                                                                        --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (1.4%)
--------------------------------------------------------------------------------------------------------
   Sirius Satellite Radio Inc. (b)                        43,900           1,426,828             535,141
                                                                        --------------------------------
                                                                           1,426,828             535,141
                                                                        --------------------------------

TOTAL COMMON STOCKS (83.2%)                                               40,637,745(c)       31,763,376
                                                                        ================================


See accompanying notes to schedule of investments.                            23

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                       Principal Amount              Cost    Market Value (a)
-----------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (8.8%)
-----------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000% due 06/01/2011,
   convertible into NXTL common stock                      $1,319,000       $ 1,298,135         $ 1,259,645
                                                                           --------------------------------
   XM Satellite Radio Holdings, 7.750% due 03/01/2006,
   convertible into XMSR common stock                       1,500,000         1,500,000           2,103,750
                                                                           --------------------------------
                                                                              2,798,135           3,363,395
                                                                           --------------------------------

TOTAL CONVERTIBLE BONDS (8.8%)                                                2,798,135           3,363,395
                                                                           ================================

SHORT-TERM SECURITIES
REPURCHASE AGREEMENT (9.2%)
-----------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 3.15%
   acquired on 6/29/01 and due 7/2/01 with proceeds of
   $3,522,925 collateralized by $3,522,000 Freddie Mac,
   6.000%, due 3/1/25, value including accrued interest,
   $3,538,573.                                              3,522,000         3,522,000           3,522,000
                                                                           --------------------------------
TOTAL SHORT-TERM SECURITIES (9.2%)                                            3,522,000           3,522,000
                                                                           --------------------------------
   Total Investments in securities (101.2%)                                 $46,957,880(c)       38,648,771
                                                                           ============
   Liabilities in excess of other assets (-1.2%)                                                   (477,457)
                                                                                               ------------

NET ASSETS (100.0%)                                                                             $38,171,314
                                                                                               ============


See accompanying notes to schedule of investments.                            24

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2001
--------------------------------------------------------------------------------

Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at June 30, 2001, was $46,236,046. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        -------------------------------------------------------------
        Gross unrealized appreciation                    $  4,961,515
        Gross unrealized depreciation                     (12,548,790)
                                                         ------------
        Net unrealized depreciation                      $ (7,587,275)
        -------------------------------------------------------------

    (d) Schedule of Options Written

        CONTRACTS (100 SHARES PER CONTRACT)                    VALUE
        -------------------------------------------------------------
        Call Options
         Siebel Systems, Inc.
         176 Expiration August 2001, Exercise
         Price $50.00                                         $73,920
        -------------------------------------------------------------
         Gemstar-TV Guide International, Inc.
         25 Expiration August 2001, Exercise
         Price $45.00                                           7,500
        -------------------------------------------------------------
        Total Options Written
         (Premiums received $91,236)                          $81,420
        =============================================================

    (e) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2001.

        The activity for investments in Common Stocks of Affiliates is as follows:

                  BEGINNING  PURCHASE   SALES    ENDING  DIVIDEND   NET REALIZED
    DESCRIPTION     COST       COST     COST      COST    INCOME    GAINS/LOSSES
    ----------------------------------------------------------------------------
      Heartport  $3,590,345   $ --   $3,590,345   $ --     $ --     $(1,438,358)
    ----------------------------------------------------------------------------
      Total      $3,590,345   $ --   $3,590,345   $ --     $ --     $(1,438,358)
    ----------------------------------------------------------------------------

    ADR -- American Depositary Receipt


See accompanying notes to financial statements.                               25

JUNDT ASSOCIATES' APPROACH TO INVESTING: MID-CAP GROWTH FUND

     THE MID-CAP GROWTH FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL appreciation. The Fund will maintain a core portfolio of 30 to 50 stocks of primarily medium-size American companies. These include the companies that comprise the S&P Mid-Cap 400 Index (which currently have market capitalizations ranging from about $170 million to approximately $12 billion). In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies invested in by the Fund may be companies that also are represented in other Jundt Funds. Please see the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                 Biotechnology    4.5%

                             Computer Hardware    1.1%

                    Computer Services/Software    5.3%

                                        Energy   18.3%

                           Healthcare Services    2.7%

                             Interactive Media   10.4%

                         Medical Devices/Drugs   10.7%

                                 Miscellaneous   11.9%

                                   Restaurants    7.5%

                                        Retail    6.9%

             Telecommunications Infrastructure    4.4%

           Wireless/Telecommunication Services    3.9%

             Short-term Securities/Liabilities
                     in excess of other assets   12.4%

PERFORMANCE DATA: MID-CAP GROWTH FUND (unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                 JUNDT MID-CAP          JUNDT MID-CAP
                GROWTH FUND(1)          GROWTH FUND(1)         RUSSELL         LIPPER MID-CAP
               (Class A shares         (Class A shares         MID-CAP             GROWTH
            without sales charge)*   with sales charge)    GROWTH INDEX(2)     FUND INDEX(3)
            ----------------------   ------------------    ---------------    --------------
6/30/01            $8,969                 $8,498               $6,849             $7,039


AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        SINCE
                                                      1-YEAR        INCEPTION(4)
--------------------------------------------------------------------------------
JUNDT MID-CAP GROWTH CLASS A
Without sales charge*                                (10.31)%         (10.28)%
With sales charge(a)                                 (15.46)          (15.42)
--------------------------------------------------------------------------------
JUNDT MID-CAP GROWTH CLASS B
Without sales charge*                                (10.91)          (10.89)
With sales charge(b)                                 (16.10)          (16.06)
--------------------------------------------------------------------------------
JUNDT MID-CAP GROWTH CLASS C
Without sales charge*                                (11.02)          (10.99)
With sales charge(c)                                 (12.31)          (12.28)
--------------------------------------------------------------------------------
JUNDT MID-CAP GROWTH CLASS I                         (10.00)           (9.98)
--------------------------------------------------------------------------------
RUSSELL MID-CAP GROWTH INDEX                         (31.51)          (31.51)
--------------------------------------------------------------------------------
LIPPER MID-CAP GROWTH INDEX                          (29.61)          (29.61)
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
(a) maximum initial sales charge of 5.75%.
(b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on June 30, 2000. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $8,556, $8,765 and $9,000, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forcasted growth values. The stocks are also members of the Russell 1000 Growth index. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is June 30, 2000.
(3)The Lipper Mid-Cap Growth Fund Index is the composite performance of the 30 largest "mid-cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is June 30, 2000.
(4)Inception date is June 30, 2000, for the Fund's shares and the Russell Midcap Growth Index and the Lipper Mid-Cap Growth Fund Index.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (4.5%)
--------------------------------------------------------------------------------------------------------
   Biogen, Inc. (b)                                       13,700          $  728,626          $  744,732
                                                                         -------------------------------
                                                                             728,626             744,732
                                                                         -------------------------------
COMPUTER HARDWARE (1.1%)
--------------------------------------------------------------------------------------------------------
   Pixelworks, Inc. (b)                                    5,200             133,717             185,848
                                                                         -------------------------------
                                                                             133,717             185,848
                                                                         -------------------------------
COMPUTER SERVICES/SOFTWARE (5.3%)
--------------------------------------------------------------------------------------------------------
   Intuit Inc. (b)                                        18,400             828,465             735,816
   StorageNetworks, Inc. (b)                               7,900             482,711             134,221
                                                                         -------------------------------
                                                                           1,311,176             870,037
                                                                         -------------------------------
ENERGY (18.3%)
--------------------------------------------------------------------------------------------------------
   BJ Services Company (b)                                19,000             738,335             539,220
   Fluor Corporation                                       9,000             389,550             406,350
   Global Marine Inc.                                     18,400             530,152             342,792
   Hanover Compressor Company (b)                         18,200             561,652             602,238
   Marine Drilling Company, Inc. (b)                      13,200             360,696             252,252
   Nabors Industries, Inc. (b)                             6,000             305,345             223,200
   Noble Affiliates, Inc.                                 10,000             399,350             353,500
   Santa Fe International Corporation                     10,000             352,434             290,000
                                                                         -------------------------------
                                                                           3,637,514           3,009,552
                                                                         -------------------------------
HEALTHCARE SERVICES (2.7%)
--------------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)              50,000             330,000             450,000
                                                                         -------------------------------
                                                                             330,000             450,000
                                                                         -------------------------------
INTERACTIVE MEDIA (10.4%)
--------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A (b)     17,800             608,044             577,076
   General Motors Corporation -- Class H                  55,400           1,332,547           1,121,850
                                                                         -------------------------------
                                                                           1,940,591           1,698,926
                                                                         -------------------------------
MEDICAL DEVICES/DRUGS (10.7%)
--------------------------------------------------------------------------------------------------------
   COR Therapeutics, Inc. (b)                              9,000             435,215             274,500
   King Pharmaceuticals, Inc. (b)                         12,500             545,893             671,875
   Sepracor Inc. (b)                                      20,200           1,295,681             803,960
                                                                         -------------------------------
                                                                           2,276,789           1,750,335
                                                                         -------------------------------


See accompanying notes to schedule of investments.                            28

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
MISCELLANEOUS (11.9%)
--------------------------------------------------------------------------------------------------------
   Concord EFS, Inc. (b)                                   5,600         $   277,200         $   291,256
   Conseco, Inc.                                          53,400             785,156             728,910
   Edison Schools Inc. (b)                                12,000             340,798             274,080
   Goodrich Corporation                                   17,400             603,612             660,852
                                                                        --------------------------------
                                                                           2,006,766           1,955,098
                                                                        --------------------------------
RESTAURANTS (7.5%)
--------------------------------------------------------------------------------------------------------
   AFC Enterprises, Inc. (b)                              44,000             801,835             842,600
   Starbucks Corporation (b)                              16,500             324,494             379,500
                                                                        --------------------------------
                                                                           1,126,329           1,222,100
                                                                        --------------------------------
RETAIL (6.9%)
--------------------------------------------------------------------------------------------------------
   AutoZone, Inc. (b)                                     11,500             261,627             431,250
   Galyan's Trading Company (b)                           34,200             680,783             697,680
                                                                        --------------------------------
                                                                             942,410           1,128,930
                                                                        --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.4%)
--------------------------------------------------------------------------------------------------------
   Crown Castle International Corp. (b)                   44,000           1,149,959             721,600
                                                                        --------------------------------
                                                                           1,149,959             721,600
                                                                        --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.9%)
--------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)        39,200             371,375             635,040
                                                                        --------------------------------
                                                                             371,375             635,040
                                                                        --------------------------------

TOTAL COMMON STOCKS (87.6%)                                               15,955,252          14,372,198
                                                                        ================================


See accompanying notes to schedule of investments.                            29

                                                       Jundt Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2001
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Industry Description and Issue                       Principal Amount            Cost    Market Value (a)
---------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (16.1%)
---------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 3.15%
   acquired on 6/29/01 and due 7/2/01 with proceeds of
   $2,641,693 collateralized by $2,641,000 Freddie Mac,
   6.000%, due 3/1/25, value including accrued interest,
   $2,653,427.                                             $2,641,000       2,641,000           2,641,000
                                                                         --------------------------------
                                                                            2,641,000           2,641,000
                                                                         --------------------------------

TOTAL SHORT-TERM SECURITIES (16.1%)                                         2,641,000           2,641,000
                                                                         ================================
   Total investments in securities (103.7%)                               $18,596,252(c)       17,013,198
                                                                         ============
   Liabilities in excess of other assets (-3.7%)                                                 (600,615)
                                                                                             ------------

NET ASSETS (100.0%)                                                                           $16,412,583
                                                                                             ============

Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at June 30, 2001, was $18,761,370. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        -------------------------------------------------------------
        Gross unrealized appreciation                     $ 1,023,982
        Gross unrealized depreciation                      (2,772,154)
                                                          -----------
        Net unrealized depreciation                       $(1,748,172)
        -------------------------------------------------------------

    (d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2001.

        The activity for investments in Common Stocks of Affiliates is as follows:

                  BEGINNING   PURCHASE   SALES    ENDING  DIVIDEND  NET REALIZED
    DESCRIPTION     COST        COST      COST     COST    INCOME   GAINS/LOSSES
    ----------------------------------------------------------------------------
    Heartport     $590,533      $ --    $590,533   $ --     $ --      $161,590
    ----------------------------------------------------------------------------
    Total         $590,533      $ --    $590,533   $        $         $161,590
    ----------------------------------------------------------------------------

    ADR -- American Depositary Receipt


See accompanying notes to financial statements.                               30

JUNDT ASSOCIATES' APPROACH TO INVESTING: SCIENCE & TECHNOLOGY FUND

     THE SCIENCE & TECHNOLOGY FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL appreciation. The Fund will maintain a core portfolio of 30 to 50 stocks of primarily American companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer hardware and software, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and health care, chemicals and synthetic materials and e-commerce industries. In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies invested in by the Fund may be companies that also are represented in other Jundt Funds. Please see the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology    6.1%

                             Computer Hardware    1.6%

                    Computer Services/Software    6.9%

                                        Energy    8.5%

                           Healthcare Services    6.6%

                             Interactive Media   10.2%

                           Internet Technology    7.6%

                         Medical Devices/Drugs   20.4%

                                 Miscellaneous    1.6%

             Telecommunications Infrastructure    9.0%

           Wireless/Telecommunication Services    2.5%

             Short-term Securities/Liabilities
                     in excess of other assets   19.0%

PERFORMANCE DATA: SCIENCE & TECHNOLOGY FUND (unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [PLOT POINTS CHART]

                JUNDT SCIENCE &        JUNDT SCIENCE &
              TECHNOLOGY FUND(1)     TECHNOLOGY FUND(1)   LIPPER SCIENCE &       NASDAQ
               (Class A shares        (Class A shares       TECHNOLOGY         COMPOSITE
            without sales charge)*   with sales charge)    FUND INDEX(3)        INDEX(2)
            ----------------------   ------------------   ----------------      --------
6/30/01            $8,020                 $7,599               $4,986            $5,426

AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 2001)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        SINCE
                                                      1-YEAR        INCEPTION(4)
--------------------------------------------------------------------------------
JUNDT SCIENCE & TECHNOLOGY CLASS A
Without sales charge*                                 (19.80)%         (19.75)%
With sales charge(a)                                  (24.41)          (24.35)
--------------------------------------------------------------------------------
JUNDT SCIENCE & TECHNOLOGY CLASS B
Without sales charge*                                 (20.30)          (20.25)
With sales charge(b)                                  (25.08)          (25.02)
--------------------------------------------------------------------------------
JUNDT SCIENCE & TECHNOLOGY CLASS C
Without sales charge*                                 (20.30)          (20.25)
With sales charge(c)                                  (21.50)          (21.44)
--------------------------------------------------------------------------------
JUNDT SCIENCE & TECHNOLOGY CLASS I                    (19.50)          (19.45)
--------------------------------------------------------------------------------
LIPPER SCIENCE & TECHNOLOGY FUND INDEX                (50.14)          (50.14)
--------------------------------------------------------------------------------
NASDAQ COMPOSITE INDEX                                (45.51)          (45.51)
--------------------------------------------------------------------------------

 * Applicable to investors who purchased shares at net asset value (without sales charges).
(a) maximum initial sales charge of 5.75%.
(b) a contingent deferred sales charge of up to 6% will be imposed if shares are redeemed within seven years of purchase.
(c) a contingent deferred sales charge of 1.5% will be imposed if shares are redeemed within eighteen months of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on June 30, 2000. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.75%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $7,693, $7,788 and $8,050, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.
(2)The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & SmallCap stocks. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is June 30, 2000.
(3)The Lipper Science & Technology Fund Index is the composite performance of the 30 largest "science & technology" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is June 30, 2000.
(4)Inception date is June 30, 2000, for the Fund's shares and the NASDAQ Composite Index and the Lipper Science & Technology Fund Index.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (6.1%)
--------------------------------------------------------------------------------------------------------
   Biogen, Inc. (b)                                        6,600            $405,075            $358,776
   Genta Incorporated (b)                                  4,800              64,800              64,272
                                                                           -----------------------------
                                                                             469,875             423,048
                                                                           -----------------------------
COMPUTER HARDWARE (1.6%)
--------------------------------------------------------------------------------------------------------
   Pixelworks, Inc. (b)                                    2,100              50,256              75,054
   Texas Instruments Incorporated                          1,200              37,227              37,800
                                                                           -----------------------------
                                                                              87,483             112,854
                                                                           -----------------------------
COMPUTER SERVICES/SOFTWARE (6.9%)
--------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                              25,000             311,941             175,000
   Intuit Inc. (b)(d)                                      7,700             342,914             307,923
                                                                           -----------------------------
                                                                             654,855             482,923
                                                                           -----------------------------
ENERGY (8.5%)
--------------------------------------------------------------------------------------------------------
   BJ Services Company (b)                                 3,700             130,906             105,006
   Schlumberger Limited                                    5,800             332,332             305,370
   Transocean Sedco Forex Inc.                             4,300             190,809             177,375
                                                                           -----------------------------
                                                                             654,047             587,751
                                                                           -----------------------------
HEALTHCARE SERVICES (6.6%)
--------------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)              51,000             234,600             459,000
                                                                           -----------------------------
                                                                             234,600             459,000
                                                                           -----------------------------
INTERACTIVE MEDIA (10.2%)
--------------------------------------------------------------------------------------------------------
   Concurrent Computers Corporation (b)                   20,000             127,650             140,000
   EchoStar Communications Corporation -- Class A (b)      9,200             302,081             298,264
   General Motors Corporation -- Class H                  13,400             303,301             271,350
                                                                           -----------------------------
                                                                             733,032             709,614
                                                                           -----------------------------
INTERNET TECHNOLOGY (7.6%)
--------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                                2,500             106,613             132,500
   Websense, Inc. (b)                                     20,000             322,500             400,000
                                                                           -----------------------------
                                                                             429,113             532,500
                                                                           -----------------------------


See accompanying notes to schedule of investments.                            33

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                  Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (20.4%)
--------------------------------------------------------------------------------------------------------
   Abbott Laboratories                                     2,500          $  131,025          $  120,025
   ATS Medical, Inc. (b)                                  24,800             371,105             373,488
   King Pharmaceuticals, Inc. (b)                          5,000             219,197             268,750
   Pfizer Inc.                                             3,000             134,619             120,150
   Pharmacia Corporation                                   4,100             230,027             188,395
   Sepracor Inc. (b)                                       8,900             583,938             354,220
                                                                         -------------------------------
                                                                           1,669,911           1,425,028
                                                                         -------------------------------
MISCELLANEOUS (1.6%)
--------------------------------------------------------------------------------------------------------
   Concord EFS, Inc. (b)                                   2,200             108,900             114,422
                                                                         -------------------------------
                                                                             108,900             114,422
                                                                         -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (9.0%)
--------------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                                25,000             549,091             408,750
   Crown Castle International Corp. (b)                   13,300             358,758             218,120
                                                                         -------------------------------
                                                                             907,849             626,870
                                                                         -------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (2.5%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)              9,900             207,417             173,250
                                                                         -------------------------------
                                                                             207,417             173,250
                                                                         -------------------------------

TOTAL COMMON STOCKS (81.0%)                                                6,157,082           5,647,260
                                                                         ===============================



See accompanying notes to schedule of investments.                          34

                                                 Jundt Science & Technology Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2001
--------------------------------------------------------------------------------

SHORT-TERM SECURITIES

Industry Description and Issue                       Principal Amount           Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (22.7%)
--------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 3.15%
   acquired on 6/29/01 and due 7/2/01 with proceeds of
   $1,585,416 collateralized by $1,585,000 Freddie Mac,
   6.000%, due 3/1/25, value including accrued interest,
   $1,592,458.                                             $1,585,000      1,585,000          $1,585,000
                                                                         -------------------------------
TOTAL SHORT-TERM SECURITIES (22.7%)                                        1,585,000           1,585,000
                                                                         ===============================
   Total investments in securities (103.7%)                               $7,742,082(c)        7,232,260
                                                                         ===========
   Liabilities in excess of other assets (-3.7%)                                                (259,524)
                                                                                             -----------

NET ASSETS (100.0%)                                                                           $6,972,736
                                                                                             ===========

Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financialstatements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at June 30, 2001, was $7,907,363. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        ----------------------------------------------------------
        Gross unrealized appreciation                  $   463,453
        Gross unrealized depreciation                   (1,138,556)
                                                       -----------
        Net unrealized depreciation                    $  (675,103)
        ----------------------------------------------------------

    (d) Securities pledged, with a market value of $307,923, as collateral for short sales entered into as of June 30, 2001


        SHARES                    ISSUE                             MARKET VALUE
        ------------------------------------------------------------------------
        10,000                    Inhale Therapeutics Systems, Inc.   $230,000
        ------------------------------------------------------------------------
        Total (Proceeds -- $279,841)                                  $230,000
        ========================================================================

    (e) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2001.

        The activity for investments in Common Stocks of Affiliates is as follows:

                 BEGINNING   PURCHASE    SALES    ENDING  DIVIDEND  NET REALIZED
    DESCRIPTION    COST        COST       COST     COST    INCOME   GAINS/LOSSES
    ----------------------------------------------------------------------------
    Heartport    $219,712     $49,375   $269,087   $ --     $ --      $24,930
    ----------------------------------------------------------------------------
    Total        $219,712     $49,375   $269,087   $ --     $ --      $24,930
    ----------------------------------------------------------------------------

    ADR -- American Depositary Receipt


See accompanying notes to financial statements.                               35

FINANCIAL STATEMENTS (unaudited)                                   June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                     Jundt
                                                                                     Jundt       U.S. Emerging
                                                                                  Growth Fund     Growth Fund
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value (note 2)
    including repurchase agreements of $2,294,000, $7,750,000, $5,088,000,
    $3,522,000, $2,641,000 and $1,585,000, respectively (identified cost:
    $58,203,982, $71,723,465, $151,264,299, $46,957,880, $18,596,252 and
    $7,742,082, respectively)                                                     $56,408,230     $63,807,782
   Investment in securities of affiliated issuers, at market value (note 2)
    (identified cost: $0, $1,993,443, $0, $0, $0 and $0, respectively)                     --       8,214,665
   Cash                                                                                    --       8,813,587
   Receivable for securities sold                                                   1,055,152       1,886,899
   Receivable for capital shares sold                                                  13,084          44,432
   Receivable from brokers for proceeds on securities sold short                      208,395              --
   Dividends and accrued interest receivable                                           27,980           1,356
   Deferred organizational costs                                                           --              --
   Prepaid expenses and other assets                                                   41,203          44,003
                                                                                -------------------------------
   Total assets                                                                    57,754,044      82,812,724
                                                                                -------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Common stocks sold short, at market value (proceeds - $0, $0,
    $2,941,695, $0, $0 and $279,841, respectively)                                         --              --
   Options written, at market value (premiums received - $132,100, $0,
    $32,156, $91,236, $0 and $0, respectively)                                        117,900              --
   Payable for securities purchased                                                 2,614,404       1,787,502
   Payable for capital shares redeemed                                                 56,920         109,843
   Accrued investment advisory fee                                                     45,223          62,079
   Accrued administration fee                                                          26,757          31,136
   Accrued distribution fee                                                             3,107          38,246
   Interest payable (note 5)                                                               --              --
   Accrued expenses and other liabilities                                             147,804          89,010
                                                                                -------------------------------
   Total liabilities                                                                3,012,115       2,117,816
                                                                                -------------------------------
   Net assets applicable to outstanding capital stock                             $54,741,929     $80,694,908
                                                                                ===============================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               36

                                                                   June 30, 2001
--------------------------------------------------------------------------------


             Jundt            Jundt           Jundt             Jundt
          Opportunity      Twenty-Five       Mid-Cap          Science &
              Fund             Fund        Growth Fund     Technology Fund
--------------------------------------------------------------------------

--------------------------------------------------------------------------




         $137,864,568      $38,648,771     $17,013,198       $7,232,260

                   --               --              --               --
                   --               --             610              245
            5,615,740          108,604         762,875          106,830
              295,064           12,441              --               --
            2,583,974          138,930              --          279,841
               76,329           50,536           7,012              277
                4,168            9,480              --               --
               37,144           39,348          27,475           26,859
--------------------------------------------------------------------------
          146,476,987       39,008,110      17,811,170        7,646,312
--------------------------------------------------------------------------

--------------------------------------------------------------------------

            2,946,832               --              --          230,000

               24,300           81,420              --               --
           18,287,082          481,301       1,288,995          374,256
              450,721           87,178          29,354               --
              133,185           40,243          17,366            6,856
               49,805           22,777          22,510           23,065
               56,399           19,596           7,158            2,805
              223,280            2,425             767            9,762
              125,460          101,856          32,437           26,832
--------------------------------------------------------------------------
           22,297,064          836,796       1,398,587          673,576
--------------------------------------------------------------------------
         $124,179,923      $38,171,314     $16,412,583       $6,972,736
==========================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                                                                      Jundt
                                                                                   Jundt          U.S. Emerging
                                                                                Growth Fund        Growth Fund
----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                                                      $ 59,766,670      $ 110,426,361
   Accumulated net investment loss                                                 (408,058)        (1,461,093)
   Accumulated net realized gain (loss) on investments                           (2,835,131)       (26,575,899)
   Net unrealized appreciation (depreciation) on:
    Investments                                                                  (1,795,752)        (1,694,461)
    Short sale positions                                                                 --                 --
    Written options                                                                  14,200                 --
    Futures contracts                                                                    --                 --
                                                                             -----------------------------------
   Total, representing net assets applicable to outstanding capital stock      $ 54,741,929      $  80,694,908
                                                                             ===================================
   Net assets applicable to outstanding Class A shares                         $  1,663,985      $  33,767,393
                                                                             ===================================
   Net assets applicable to outstanding Class B shares                         $  2,483,651      $  25,228,027
                                                                             ===================================
   Net assets applicable to outstanding Class C shares                         $    842,624      $  16,148,645
                                                                             ===================================
   Net assets applicable to outstanding Class I shares                         $ 49,751,669      $   5,550,843
                                                                             ===================================

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
----------------------------------------------------------------------------------------------------------------
   Class A shares of capital stock outstanding:
    174,151; 2,589,160; 3,884,250; 695,214; 1,092,746
    and 349,157, respectively                                                  $       9.55      $       13.04
                                                                             ===================================
   Class B shares of capital stock outstanding:
    276,052; 2,022,086; 2,432,405; 959,171; 505,829
    and 87,321, respectively                                                   $       9.00      $       12.48
                                                                             ===================================
   Class C shares of capital stock outstanding:
    93,193; 1,295,414; 1,789,406; 535,798; 235,166
    and 289,401, respectively                                                  $       9.04      $       12.47
                                                                             ===================================
   Class I shares of capital stock outstanding:
    5,104,132; 414,618; 1,153,190; 419,913; 55,724
    and 145,003, respectively                                                  $       9.75      $       13.39
                                                                             ===================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               38

                                                                   June 30, 2001
--------------------------------------------------------------------------------


            Jundt             Jundt             Jundt              Jundt
         Opportunity       Twenty-Five         Mid-Cap           Science &
             Fund              Fund          Growth Fund      Technology Fund
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
        $ 163,101,657     $ 45,616,022      $ 23,570,689       $ 10,768,063
           (2,431,939)        (348,979)         (225,677)          (169,648)
          (23,092,783)       1,203,564        (5,349,375)        (3,165,698)

          (13,399,731)      (8,309,109)       (1,583,054)          (509,822)
               (5,137)              --                --             49,841
                7,856            9,816                --                 --
                   --               --                --                 --
-----------------------------------------------------------------------------
        $ 124,179,923     $ 38,171,314      $ 16,412,583       $  6,972,736
=============================================================================
        $  52,862,184     $ 10,319,742      $  9,519,999       $  2,801,619
=============================================================================
        $  31,984,782     $ 13,807,490      $  4,373,150       $    696,336
=============================================================================
        $  23,443,083     $  7,756,401      $  2,032,302       $  2,307,778
=============================================================================
        $  15,889,874     $  6,287,681      $    487,132       $  1,167,003
=============================================================================


-----------------------------------------------------------------------------


        $       13.61     $      14.84      $       8.71       $       8.02
=============================================================================


        $       13.15     $      14.40      $       8.65       $       7.97
=============================================================================


        $       13.10     $      14.48      $       8.64       $       7.97
=============================================================================


        $       13.78     $      14.97      $       8.74       $       8.05
=============================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                                   Jundt
                                                  Jundt        U.S. Emerging
For the six months ended June 30, 2001         Growth Fund      Growth Fund
------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------
   Interest                                    $   94,198       $  157,157
   Dividends                                       73,488            5,904
                                             ---------------------------------
                                                  167,686          163,061
                                             ---------------------------------
EXPENSES (NOTE 4)
------------------------------------------------------------------------------
   Investment adviser fee                         303,554          374,425
   Transfer agent fee                              62,153          111,816
   Administrative fee                              32,391           39,187
   Accounting fee                                  22,971           22,285
   Registration fee                                19,280           23,989
   Legal fees                                      10,026           16,450
   Reports to shareholders                         47,740           65,008
   Directors' fees                                 11,269           12,908
   Custodian fee                                    7,708            9,242
   Organizational costs                                --                8
   Audit fees                                      18,980           16,953
   Account maintenance fee:
    Class A                                         2,379           37,512
    Class B                                         3,504           29,661
    Class C                                         1,271           19,781
   Distribution fee:
    Class B                                        10,510           88,983
    Class C                                         3,813           59,343
   Other                                            7,311           14,055
                                             ---------------------------------
     Total expenses before interest               564,860          941,606
   Interest expense (note 5)                           --               --
   Dividends on short sale positions               10,884               --
                                             ---------------------------------
    Total expenses after interest expense         575,744          941,606
                                             ---------------------------------
   Net investment loss                           (408,058)        (778,545)
                                             ---------------------------------


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               40

                                                                   June 30, 2001
--------------------------------------------------------------------------------


            Jundt            Jundt           Jundt             Jundt
         Opportunity      Twenty-Five       Mid-Cap          Science &
             Fund             Fund        Growth Fund     Technology Fund
-------------------------------------------------------------------------

-------------------------------------------------------------------------
        $    326,349      $  260,909      $   81,208        $   25,143
             203,896          45,182          14,738             4,426
-------------------------------------------------------------------------
             530,245         306,091          95,946            29,569
-------------------------------------------------------------------------

-------------------------------------------------------------------------
             861,313         279,795         129,663            52,656
             121,315          52,719          27,704            23,794
              72,883          23,675          22,363            22,162
              28,354          22,963          22,706            22,463
              24,904          19,654          22,079            12,242
              31,044           7,954           5,278             2,156
              78,707          44,277          13,887             8,773
              21,057           8,363           5,729             2,084
              11,559           2,571           5,650             5,607
               4,212           3,124              --                --
              24,629          20,397          11,515            10,154

              68,301          15,376          15,614             4,859
              43,601          18,729           5,797               874
              31,877          11,310           2,868             3,015

             130,803          56,188          17,390             2,621
              95,631          33,929           8,603             9,046
              18,897           8,892           7,489             6,949
-------------------------------------------------------------------------
           1,669,087         629,916         324,335           189,455
             331,553          16,190             767             9,762
               5,076           8,964              --                --
-------------------------------------------------------------------------
           2,005,716         655,070         325,102           199,217
-------------------------------------------------------------------------
          (1,475,471)       (348,979)       (229,156)         (169,648)
-------------------------------------------------------------------------


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (CONCLUDED)

                                                                                                           Jundt
                                                                                         Jundt         U.S. Emerging
For the six months ended June 30, 2001                                                Growth Fund       Growth Fund
----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
    Long transactions (including gain (loss) on sale of affiliated issuers of
     $0, ($1,309,730), $0, ($1,438,358), $161,590 and $24,930,
     respectively)                                                                    (6,773,279)       (21,081,314)
    Short sale transactions                                                              392,400                 --
    Written Options                                                                     (167,715)
    Futures contracts closed                                                            (538,463)        (7,317,969)
                                                                                 -------------------------------------
     Net realized loss                                                                (7,087,057)       (28,399,283)
                                                                                 -------------------------------------
   Change in unrealized appreciation (depreciation) on:
    Long transactions (including appreciation due to investments of affiliated issuers of $0, $9,510,916, $0, $2,395,345, $171,783
     and $95,181, respectively)                                                       (2,642,554)        22,702,096
    Short sale transactions                                                                   --                 --
    Written Options                                                                       14,200                 --
    Futures contracts                                                                         --                 --
                                                                                 -------------------------------------
     Net unrealized gain (loss) on investments                                        (2,628,354)        22,702,096
                                                                                 -------------------------------------
   Net realized and unrealized loss on investments                                    (9,715,411)        (5,697,187)
                                                                                 -------------------------------------
   Net decrease in net assets resulting from operations                            $ (10,123,469)     $  (6,475,732)
                                                                                 =====================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               42

                                                                   June 30, 2001
--------------------------------------------------------------------------------


              Jundt             Jundt             Jundt              Jundt
           Opportunity       Twenty-Five         Mid-Cap           Science &
              Fund               Fund          Growth Fund      Technology Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



           (20,054,324)       (2,903,156)       (3,266,586)        (1,778,055)
             2,208,505           781,616           (41,516)            67,672
                                (111,810)
            (8,201,336)       (1,363,789)       (1,980,240)        (1,074,090)
--------------------------------------------------------------------------------
           (26,047,155)       (3,597,139)       (5,288,342)        (2,784,473)
--------------------------------------------------------------------------------



              (847,360)       (1,808,791)        1,159,824          1,348,625
               411,749          (370,141)               --             49,841
                 7,856             9,816                --                 --
              (179,904)               --                --                 --
--------------------------------------------------------------------------------
              (607,659)       (2,169,116)        1,159,824          1,398,466
--------------------------------------------------------------------------------
           (26,654,814)       (5,766,255)       (4,128,518)        (1,386,007)
--------------------------------------------------------------------------------
         $ (28,130,285)     $ (6,115,234)     $ (4,357,674)      $ (1,555,655)
================================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   Jundt U.S. Emerging
                                                                   Jundt Growth Fund                   Growth Fund
                                                           --------------------------------------------------------------------
                                                              Six months                       Six months
                                                                ended                             ended
                                                               6/30/01        Year ended         6/30/01        Year ended
                                                             (unaudited)       12/31/00        (unaudited)       12/31/00
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                      $    (408,058)  $    (961,133)   $    (778,545)   $  (1,695,260)
   Net realized gain (loss) from investment transactions       (7,087,057)     16,020,339      (28,399,283)       4,816,149
   Change in unrealized appreciation (depreciation)            (2,628,354)    (29,266,248)      22,702,096      (46,143,875)
                                                           --------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
    operations                                                (10,123,469)    (14,207,042)      (6,475,732)     (43,022,986)
                                                           --------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
   Realized capital gains - net                                        --     (18,761,663)              --      (12,641,105)
                                                           --------------------------------------------------------------------
   Total distributions to shareholders                                 --     (18,761,663)              --      (12,641,105)
                                                           --------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                                 98,396       1,324,996        6,924,028       39,422,933
    Class B shares                                                230,510       1,106,942        1,047,432       22,374,334
    Class C shares                                                 32,826       1,070,671          886,405       16,679,163
    Class I shares                                                162,114       8,219,526           17,449          182,807
   Distributions reinvested:
    Class A shares                                                     --         384,432               --        3,923,301
    Class B shares                                                     --         547,872               --        2,335,373
    Class C shares                                                     --         158,683               --        1,214,004
    Class I shares                                                     --       3,264,968               --          216,117
   Cost of shares redeemed:
    Class A shares                                               (275,385)     (1,519,223)      (9,564,132)     (15,758,048)
    Class B shares                                               (400,548)       (704,987)      (3,001,853)      (6,305,092)
    Class C shares                                               (271,891)       (600,485)      (2,848,583)      (5,137,720)
    Class I shares                                             (4,583,085)    (11,651,365)        (561,288)      (2,752,910)
                                                           --------------------------------------------------------------------
   Net increase (decrease) in net assets from capital
    share transactions                                         (5,007,063)      1,602,030       (7,100,542)      56,394,262
                                                           --------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                    (15,130,532)    (31,366,675)     (13,576,274)         730,171
   Net assets at beginning of period                           69,872,461     101,239,136       94,271,182       93,541,011
                                                           --------------------------------------------------------------------
   Net assets at end of period*                             $  54,741,929   $  69,872,461    $  80,694,908    $  94,271,182
                                                           ====================================================================
   * Including accumulated net investment loss of:          $    (408,058)  $           0    $  (1,461,093)   $    (682,548)

(a) Commencement of operations


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               44

                                                                   June 30, 2001
--------------------------------------------------------------------------------


                                                                                 Jundt                       Jundt Science &
       Jundt Opportunity Fund            Jundt Twenty-Five Fund            Mid-Cap Growth Fund               Technology Fund
----------------------------------------------------------------------------------------------------------------------------------
    Six months                        Six months                       Six months                      Six months
       ended                             ended                            ended                          ended
      6/30/01        Year ended         6/30/01        Year ended        6/30/01      6/30/00(a) -      6/30/01       6/30/00(a) -
    (unaudited)       12/31/00        (unaudited)       12/31/00       (unaudited)      12/31/00      (unaudited)       12/31/00
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
  $  (1,475,471)   $  (2,436,442)   $     (348,979)  $  (1,668,380)  $     (229,156)  $     (5,438)  $    (169,648)  $    (52,106)
    (26,047,155)      13,212,624        (3,597,139)      7,343,629       (5,288,342)       676,340      (2,784,473)      (381,225)
       (607,659)     (34,440,392)       (2,169,116)    (20,049,823)       1,159,824     (2,742,878)      1,398,466     (1,858,447)
----------------------------------------------------------------------------------------------------------------------------------

    (28,130,285)     (23,664,210)       (6,115,234)    (14,374,574)      (4,357,674)    (2,071,976)     (1,555,655)    (2,291,778)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
             --      (16,186,932)               --      (3,782,961)              --       (737,373)             --             --
----------------------------------------------------------------------------------------------------------------------------------
             --      (16,186,932)               --      (3,782,961)              --       (737,373)             --             --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

     39,320,513       63,748,733         1,257,507      14,448,847        3,188,264     22,076,363         899,497      9,010,257
      5,584,215       24,489,420           751,848       9,019,319          574,943      5,473,805          31,202      1,020,658
      5,432,402       20,735,136           487,889       5,874,480          160,269      3,763,287         173,466      4,298,797
         74,186          764,914            24,665         811,969            4,400        568,355          55,811      1,502,303

             --        5,078,051                --         812,070               --        423,491              --             --
             --        2,944,638                --         854,305               --        103,949              --             --
             --        2,042,618                --         387,674               --         71,941              --             --
             --          325,605                --         166,301               --         16,647              --             --

    (31,134,131)     (21,074,241)       (4,521,105)    (11,856,333)     (10,506,543)      (738,349)     (4,138,309)      (782,420)
     (3,455,445)      (3,694,173)       (1,499,911)     (5,160,407)        (281,819)       (95,274)       (111,835)           (25)
     (3,419,746)      (6,014,558)       (2,541,447)     (5,341,621)      (1,134,542)       (73,769)       (986,054)      (139,387)
        (35,547)      (1,774,963)         (104,739)     (1,275,386)          (4,607)       (11,205)        (11,734)        (2,058)
----------------------------------------------------------------------------------------------------------------------------------

     12,366,447       87,571,180        (6,145,293)      8,741,218       (7,999,635)    31,579,241      (4,087,956)    14,908,125
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
    (15,763,838)      47,720,038       (12,260,527)     (9,416,317)     (12,357,309)    28,769,892      (5,643,611)    12,616,347
    139,943,761       92,223,723        50,431,841      59,848,158       28,769,892             --      12,616,347             --
----------------------------------------------------------------------------------------------------------------------------------
  $ 124,179,923    $ 139,943,761    $   38,171,314   $  50,431,841   $   16,412,583   $ 28,769,892   $   6,972,736   $ 12,616,347
=================================================================================================================================
  $  (2,431,939)   $    (956,468)   $     (348,979)  $           0   $     (225,677)  $      3,479   $    (169,648)  $          0


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (unaudited) (continued)                       June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                                         Jundt U.S. Emerging
                                                           Jundt Growth Fund                 Growth Fund
                                                     ------------------------------------------------------------
                                                       Six months                     Six months
                                                         ended                          ended
                                                        6/30/01       Year ended       6/30/01        Year ended
                                                      (unaudited)      12/31/00      (unaudited)       12/31/00
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
   Shares sold:
    Class A shares                                         9,334         82,594         582,566       1,725,312
    Class B shares                                        22,750         76,290          91,305       1,027,545
    Class C shares                                         3,306         69,789          76,397         771,551
    Class I shares                                        14,793        685,650             865           7,572
   Shares issued for dividends reinvested:
    Class A shares                                            --         33,607              --         296,327
    Class B shares                                            --         50,729              --         183,595
    Class C shares                                            --         14,612              --          95,515
    Class I shares                                            --        280,506              --          15,903
   Shares redeemed:
    Class A shares                                       (26,729)       (87,586)       (802,587)       (792,723)
    Class B shares                                       (41,850)       (45,651)       (277,016)       (325,806)
    Class C shares                                       (26,872)       (36,983)       (262,210)       (254,432)
    Class I shares                                      (422,763)      (682,681)        (50,286)       (118,300)
                                                     ------------------------------------------------------------
   Net increase (decrease) in shares outstanding        (468,031)       440,876        (640,966)      2,632,059
                                                     ============================================================

(a) Commencement of operations


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               46

                                                                   June 30, 2001
--------------------------------------------------------------------------------


                                                                   Jundt Mid-Cap                Jundt Science &
      Jundt Opportunity Fund     Jundt Twenty-Five Fund             Growth Fund                 Technology Fund
----------------------------------------------------------------------------------------------------------------------
     Six months                  Six months                  Six months                    Six months
       ended                       ended                       ended                         ended
      6/30/01      Year ended     6/30/01     Year ended      6/30/01      6/30/00(a) -     6/30/01      6/30/00(a) -
    (unaudited)     12/31/00    (unaudited)    12/31/00     (unaudited)      12/31/00     (unaudited)      12/31/00
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

      2,668,407    2,869,468        80,964      620,837         322,628     1,863,193        113,838       834,828
        376,254    1,133,584        49,364      405,385          59,928       475,382          4,015        96,673
        364,195      961,060        30,988      262,239          15,989       333,704         20,533       401,906
          4,726       31,883         1,377       32,117             447        55,224          7,768       138,741

             --      294,893            --       46,644              --        40,996             --            --
             --      176,326            --       50,402              --        10,102             --            --
             --      122,753            --       22,737              --         6,992             --            --
             --       18,702            --        9,481              --         1,608             --            --

     (2,078,923)    (989,110)     (286,412)    (559,397)     (1,068,738)      (65,333)      (519,263)      (80,246)
       (248,666)    (176,724)      (96,056)    (243,600)        (30,664)       (8,919)       (13,365)             (2)
       (245,117)    (281,711)     (159,669)    (247,531)       (114,736)       (6,783)      (119,467)      (13,571)
         (2,426)     (80,238)       (6,541)     (54,699)           (451)       (1,104)        (1,316)         (190)
----------------------------------------------------------------------------------------------------------------------
        838,450    4,080,886      (385,985)     344,615        (815,597)    2,705,062       (507,257)     1,378,139
======================================================================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (unaudited) (concluded)                       June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Six months ended June 30, 2001                                   Jundt Opportunity Fund             Jundt Twenty-Five Fund
-------------------------------------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
-------------------------------------------------------------------------------------------------------------------------------
   Sales of capital shares                                 $     50,411,316                    $    2,521,909
   Repurchases of capital shares                                (38,044,869)                       (8,667,202)
   Net change in receivables/payables related to capital
    share transactions                                              378,867                           (53,242)
                                                           ----------------                    --------------
   Cash provided by capital share transactions                   12,745,314                        (6,198,535)
   Net borrowings                                                (3,595,000)                       (1,220,000)
                                                           ----------------                    --------------
                                                                              $   9,150,314                      $ (7,418,535)
                                                                              -------------                      ------------
CASH PROVIDED (USED) BY OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------------
   Purchases of investments                                  (1,238,848,131)                     (265,221,633)
   Proceeds from sales of investments                         1,230,934,803                       273,139,950
                                                           ----------------                    --------------
                                                                 (7,913,328)                        7,918,317
                                                           ----------------                    --------------
   Net investment loss                                           (1,475,471)                         (348,979)
   Net change in receivables/payables related to
    operations                                                      238,485                          (150,803)
                                                           ----------------                    --------------
                                                                 (1,236,986)                         (499,782)
                                                           ----------------                    --------------
                                                                                 (9,150,314)                        7,418,535
                                                                              -------------                      ------------
   Net decrease in cash                                                                   0                                 0
   Cash, beginning of year                                                                0                                 0
                                                                              -------------                      ------------
   Cash, end of year                                                          $           0                      $          0
                                                                              =============                      ============
   Supplemental information:
   Cash paid for interest                                                     $     136,337                      $    105,888


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               48

                                                                   June 30, 2001
--------------------------------------------------------------------------------


         Jundt Mid-Cap Growth Fund     Jundt Science & Technology Fund
-----------------------------------------------------------------------

-----------------------------------------------------------------------
      $    3,927,876                    $   1,159,976
         (11,927,511)                      (5,247,932)

             145,526                          (77,738)
      --------------                    -------------
          (7,854,109)                      (4,165,694)
                   0                                0
      --------------                    -------------
                        $ (7,854,109)                    $ (4,165,694)
                        ------------                     ------------

-----------------------------------------------------------------------
        (147,456,426)                     (94,954,227)
         155,325,613                       99,312,694
      --------------                    -------------
           7,869,187                        4,358,467
      --------------                    -------------
            (229,156)                        (169,647)

             109,557                          (23,789)
      --------------                    -------------
            (119,599)                        (193,437)
      --------------                    -------------
                           7,749,588                        4,165,030
                        ------------                     ------------
                            (104,521)                            (664)
                             105,131                              909
                        ------------                     ------------
                        $        610                     $        245
                        ============                     ============

                        $          0                     $          0


--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)                          June 30, 2001
--------------------------------------------------------------------------------

1. ORGANIZATION
The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") is a diversified Fund. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund"), Jundt Twenty-Five Fund ("Twenty-Five Fund"), Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund") and Jundt Science & Technology Fund ("Science & Technology Fund") are Funds within Jundt Funds, Inc. (the "Company"). All of the Funds of the Company are non-diversified Funds with the exception of U.S. Emerging Growth Fund being a diversified Fund. Mid-Cap Growth Fund and Science & Technology Fund commenced operations on June 30, 2000.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Prior to April 22, 1997, Class I shares of each Fund then in existence were referred to as Class A shares, and the current Class A shares of each such Fund were referred to as Class D shares. Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Fund's Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B, and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Effective April 1, 2001 U.S. Emerging Growth Fund reopened to new investors. U.S. Emerging Growth Fund was closed to new investors on April 30, 2000.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each of the following Funds: U.S. Emerging Growth Fund , Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund.

The investment objective of each Fund is as follows:

* Growth Fund -- to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

* U.S. Emerging Growth Fund -- to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging growth companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

* Opportunity Fund -- to provide capital appreciation by employing an aggressive yet flexible investment program emphasizing investments in domestic companies that are believed by the Adviser to have significant potential for capital appreciation.

* Twenty Five Fund -- to provide long term capital appreciation by investing in a core portfolio of approximately 20 to 30 issues of common stock.

* Mid-Cap Growth Fund -- to provide long term capital appreciation by investing in a core portfolio of approximately 30 to 50 issues of common stock of primarily medium-size American growth companies.

* Science & Technology Fund -- to provide long term capital appreciation by investing in a core portfolio of approximately 30 to 50 issues of common stock of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2001
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders.

Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

INITIAL PUBLIC OFFERINGS
The Funds may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as their assets grow.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS: For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities. Opportunity Fund and Twenty-Five Fund may also use options for purposes of attempting to increase investment return.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2001
--------------------------------------------------------------------------------

a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts for hedging purposes. Opportunity Fund and Twenty-Five Fund may also use financial futures contracts for purposes of attempting to increase investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a Realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SHORT SALE TRANSACTIONS: Opportunity Fund and Twenty-Five Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the Borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. Securities sold short at June 30, 2001, if any, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis.

DEFERRED ORGANIZATION AND OFFERING COSTS
Organization costs were incurred in connection with the Start-up and initial registration of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. These costs are being amortized over 60 months on a straight-line basis from the commencement of investment operations of such Fund. In the event any of the initial shares are redeemed during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed to the number of initial shares outstanding as the time of redemption.

Offering costs were capitalized by the Funds and amortized over twelve months commencing with operations.

USE OF ESTIMATES
The preparation of financial statements in conformity With accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2001
--------------------------------------------------------------------------------

3. INVESTMENT SECURITY TRANSACTIONS
For the period ended June 30, 2001, for Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                      Cost of         Proceeds
                                                     Purchases       from Sales
--------------------------------------------------------------------------------
Growth Fund
   Long-term investment
    transactions                                   $ 49,942,456     $ 48,100,541
   Short sale transactions                         $  7,323,389     $  7,715,789
U.S. Emerging Growth Fund
   Long-term investment
    transactions                                   $ 31,479,849     $ 56,542,195
Opportunity Fund
   Long-term investment
    transactions                                   $163,300,500     $152,452,200
   Short sale transactions                         $ 84,766,834     $ 56,272,987
Twenty-Five Fund
   Long-term investment
    transactions                                   $ 27,228,385     $ 40,296,064
   Short sale transactions                         $ 12,370,274     $  6,563,324
Mid-Cap Growth Fund
   Long-term investment
    transactions                                   $ 20,291,178     $ 18,527,498
   Short sale transactions                         $    761,913     $    720,397
Science & Technology Fund
   Long-term investment
    transactions                                   $ 10,248,465     $  2,454,107
   Short sale transactions                         $  2,593,806     $  2,941,319
================================================================================

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates:
Growth Fund and U.S. Emerging Growth Fund 1% of each Fund's average daily net assets; Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund -- 1.3% of each Fund's average daily net assets.

Prior to March 1, 2000, each Fund entered into administration agreements with Princeton Administrators, L.P. ("Princeton") which provided Princeton with a monthly administrative fee equal to an annualized rate of 0.20% of each Fund's average daily net assets (subject to an annual minimum fee of $125,000 for each Fund). For its fee, Princeton provided certain administrative, accounting, clerical and record keeping services for each Fund.

Effective March 1, 2000, each Fund has entered into an Administration Agreement with Firstar Mutual Fund Services, LLC (the "Administrator"). For the services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator, subject to an annual minimum of $45,000 per Fund, a monthly fee at an annual rate of .11% of the first $200 million of the Fund's average daily net assets, .09% of the next $500 million of the Fund's average daily net assets, and .07% on the Fund's average daily net assets in excess of $700 million. For its fee, the Administrator provides certain administrative, clerical and record keeping services for each Fund.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:

                                                      Account
                                                    Maintenance     Distribution
                                                        Fee             Fee
--------------------------------------------------------------------------------
Class A                                                0.25%             --
Class B                                                0.25%           0.75%
Class C                                                0.25%           0.75%
================================================================================

In addition to the above fees, the administrative fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance and other miscellaneous expenses.

Legal fees of $10,026 for six months ended June 30, 2001, for Growth Fund, $16,450 for U.S. Emerging Growth Fund,

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2001
--------------------------------------------------------------------------------

$31,044 for Opportunity Fund, $7,954 for Twenty-Five Fund, $5,278 for Mid-Cap Growth Fund and $2,156 for Science & Technology Fund were incurred with a law firm of which the secretary of each Fund is a partner. Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.

Each of the director's of the Company and Growth Fund is also a director of other fund companies managed by the Investment Advisor. The Company, Growth Fund and the other fund companies managed by the Investment Advisor have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "affiliated person" as defined in the Act a combined fee of $15,000 per year plus $1,500 for each meeting attended.

5. BANK BORROWING
The Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund entered into a Line of Credit Agreement with Firstar Bank, N.A., Wisconsin, for an amount not to exceed the lesser of $40,000,000 or 30% of the Fund's assets. For six months ended June 30, 2001, the Opportunity Fund's average daily balance of loans outstanding was $7,887,801 at a weighted average interest rate of 8.31%. The maximum amount of loans outstanding at any time during the period was $28,501,000, or 24.40% of total assets. The loans were collateralized by certain Opportunity Fund investments. The Twenty-Five Fund's average daily balance of loans outstanding was $420,834 at a weighted average interest rate of 8.91%. The maximum amount of loans outstanding at any time during the period was $6,262,000, or 12.49% of total assets. The loans were collateralized by certain Twenty-Five Fund investments. The Mid-Cap Growth Fund's average daily balance of loans outstanding was $19,442 at a weighted average interest rate of 7.85%. The maximum amount of loans outstanding at any time during the period was $568,000, or 3.18% of total assets. The loans were collateralized by certain Mid-Cap Growth Fund investments. The Science & Technology Fund's average daily balance of loans outstanding was $242,412 at a weighted average interest rate of 8.02%. The maximum amount of loans outstanding at any time during the period was $1,520,000, or 27.08% of total assets. The loans were collateralized by certain Science & Technology Fund investments. As of June 30, 2001 the outstanding loan balances were zero for all funds.

6. OPTION CONTRACTS WRITTEN
For U.S. Emerging Growth Fund, Mid-Cap Growth Fund and Science & Technology Fund, there were no option contracts written, closed, exercised or expired during the six months ended June 30, 2001. For Growth Fund, Opportunity Fund and Twenty-Five Fund, the premium amount and number of option contracts written during the six months ended June 30, 2001, were as follows:

                                                    Premium          Number of
                                                    Amount           Contracts
--------------------------------------------------------------------------------
Growth Fund
   Options outstanding at
    December 31, 2000                             $        0                  0
   Options written                                   351,475                801
   Options closed                                   (208,395)              (270)
   Options exercised                                 (10,980)              (240)
   Options expired                                         0                  0
                                                  ----------         ----------
   Options outstanding at
    June 30, 2001                                 $  132,100                291
                                                  ==========         ==========
Opportunity Fund
   Options outstanding at
    December 31, 2000                             $        0                  0
   Options written                                    32,156                 81
   Options closed                                          0                  0
   Options exercised                                       0                  0
   Options expired                                         0                  0
                                                  ----------         ----------
   Options outstanding at
    June 30, 2001                                 $   32,156                 81
                                                  ==========         ==========
Twenty-Five Fund
   Options outstanding at
    December 31, 2000                             $        0                  0
   Options written                                   239,133                577
   Options closed                                     (8,967)              (196)
   Options exercised                                       0                  0
   Options expired                                  (138,930)              (180)
                                                  ----------         ----------
   Options outstanding at
    June 30, 2001                                 $   91,236                201
                                                  ==========         ==========

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years after December 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in net assets.

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                                                                              55

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS -- GROWTH FUND AND U.S. EMERGING GROWTH FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and         Dividends   Distributions
                                          Net Asset        Net          Unrealized      from Net      from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments      Income         Gains
-----------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Six months ended 06/30/01 (unaudited)     $ 11.29        (0.08)            (1.66)            --           --
 Year ended 12/31/00                       $ 17.68        (0.21)            (2.50)            --        (3.68)
 Year ended 12/31/99                       $ 16.66        (0.18)             3.45             --        (2.25)
 Year ended 12/31/98                       $ 14.20        (0.24)             6.22             --        (3.52)
 Year ended 12/31/97                       $ 13.64        (0.23)             1.64             --        (0.85)
 Year ended 12/31/96                       $ 11.95        (0.26)             2.03             --        (0.08)
Class B
 Six months ended 06/30/01 (unaudited)     $ 10.66        (0.11)            (1.55)            --           --
 Year ended 12/31/00                       $ 17.07        (0.32)            (2.41)            --        (3.68)
 Year ended 12/31/99                       $ 16.23        (0.30)             3.33             --        (2.19)
 Year ended 12/31/98                       $ 13.99        (0.35)             6.11             --        (3.52)
 Year ended 12/31/97                       $ 13.56        (0.32)             1.60             --        (0.85)
 Year ended 12/31/96                       $ 11.95        (0.36)             2.05             --        (0.08)
Class C
 Six months ended 06/30/01 (unaudited)     $ 10.71        (0.11)            (1.56)            --           --
 Year ended 12/31/00                       $ 17.13        (0.33)            (2.41)            --        (3.68)
 Year ended 12/31/99                       $ 16.25        (0.30)             3.34             --        (2.16)
 Year ended 12/31/98                       $ 13.97        (0.35)             6.15             --        (3.52)
 Year ended 12/31/97                       $ 13.54        (0.30)             1.58             --        (0.85)
 Year ended 12/31/96                       $ 11.95        (0.36)             2.03             --        (0.08)
Class I
 Six months ended 06/30/01 (unaudited)     $ 11.49        (0.07)            (1.67)            --           --
 Year ended 12/31/00                       $ 17.89        (0.17)            (2.55)            --        (3.68)
 Year ended 12/31/99                       $ 16.83        (0.14)             3.49             --        (2.29)
 Year ended 12/31/98                       $ 14.28        (0.20)             6.27             --        (3.52)
 Year ended 12/31/97                       $ 13.69        (0.19)             1.63             --        (0.85)
 Year ended 12/31/96                       $ 11.95        (0.23)             2.05             --        (0.08)
U.S. EMERGING GROWTH FUND
Class A
 Six months ended 06/30/01 (unaudited)     $ 13.81        (0.10)            (0.67)            --           --
 Year ended 12/31/00                       $ 21.85        (0.20)            (5.83)            --        (2.01)
 Year ended 12/31/99                       $ 14.96        (0.08)             7.39             --        (0.42)
 Year ended 12/31/98                       $ 13.09        (0.17)             5.02             --        (2.98)
 Year ended 12/31/97                       $ 12.42        (0.11)             4.09             --        (3.31)
 Period from 1/2/96* to 12/31/96           $ 10.00        (0.14)             4.47             --        (1.91)
Class B
 Six months ended 06/30/01 (unaudited)     $ 13.26        (0.14)            (0.64)            --           --
 Year ended 12/31/00                       $ 21.25        (0.35)            (5.63)            --        (2.01)
 Year ended 12/31/99                       $ 14.62        (0.19)             7.18             --        (0.36)
 Year ended 12/31/98                       $ 12.90        (0.27)             4.92             --        (2.93)
 Year ended 12/31/97                       $ 12.37        (0.21)             4.05             --        (3.31)
 Period from 1/2/96* to 12/31/96           $ 10.00        (0.24)             4.52             --        (1.91)
Class C
 Six months ended 06/30/01 (unaudited)     $ 13.25        (0.14)            (0.64)            --           --
 Year ended 12/31/00                       $ 21.24        (0.35)            (5.63)            --        (2.01)
 Year ended 12/31/99                       $ 14.63        (0.19)             7.17             --        (0.37)
 Year ended 12/31/98                       $ 12.88        (0.27)             4.94             --        (2.92)
 Year ended 12/31/97                       $ 12.36        (0.21)             4.04             --        (3.31)
 Period from 1/2/96* to 12/31/96           $ 10.00        (0.24)             4.51             --        (1.91)
Class I
 Six months ended 06/30/01 (unaudited)     $ 14.17        (0.09)            (0.69)            --           --
 Year ended 12/31/00                       $ 22.29        (0.14)            (5.97)            --        (2.01)
 Year ended 12/31/99                       $ 15.22        (0.04)             7.55             --        (0.44)
 Year ended 12/31/98                       $ 13.25        (0.13)             5.10             --        (3.00)
 Year ended 12/31/97                       $ 12.51        (0.07)             4.12             --        (3.31)
 Period from 1/2/96* to 12/31/96           $ 10.00        (0.11)             4.53             --        (1.91)

 * Commencement of operations.
(1)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2)Adjusted to an annual basis.

                                                                   June 30, 2001
--------------------------------------------------------------------------------

                         Ratio to Average Net Assets
                 ------------------------------------------
     Ending
    Net Asset          Net                                                  Portfolio    Net Assets at
    Value Per      Investment         Net          Gross         Total       Turnover    End of Period
     Share        Income (Loss)     Expenses      Expenses      Return(1)      Rate     (000s Omitted)
------------------------------------------------------------------------------------------------------


    $  9.55         (1.52)%(2)       2.06%(2)      2.06%(2)     (15.41)%        85%         $ 1,664
    $ 11.29         (1.22)%          1.77%         1.77%        (15.61)%       165%         $ 2,162
    $ 17.68         (0.97)%          1.81%         1.81%         19.71%        127%         $ 2,880
    $ 16.66         (1.45)%          2.14%         2.14%         42.90%         78%         $   954
    $ 14.20         (1.49)%          2.18%         2.18%         10.67%        115%         $   604
    $ 13.64         (1.81)%          2.13%         2.13%         14.81%         57%         $   340

    $  9.00         (2.27)%(2)       2.83%(2)      2.83%(2)     (15.57)%        85%         $ 2,484
    $ 10.66         (1.97)%          2.52%         2.52%        (16.30)%       165%         $ 3,145
    $ 17.07         (1.70)%          2.56%         2.56%         18.72%        127%         $ 3,650
    $ 16.23         (2.18)%          2.89%         2.89%         41.98%         78%         $   515
    $ 13.99         (2.28)%          2.93%         2.93%          9.77%        115%         $   189
    $ 13.56         (2.53)%          2.88%         2.88%         14.14%         57%         $    37

    $  9.04         (2.27)%(2)       2.83%(2)      2.83%(2)     (15.59)%        85%         $   843
    $ 10.71         (1.97)%          2.52%         2.52%        (16.32)%       165%         $ 1,250
    $ 17.13         (1.72)%          2.56%         2.56%         18.82%        127%         $ 1,188
    $ 16.25         (2.15)%          2.89%         2.89%         42.32%         78%         $   256
    $ 13.97         (2.32)%          2.93%         2.93%          9.82%        115%         $    80
    $ 13.54         (2.49)%          2.88%         2.88%         13.97%         57%         $     2

    $  9.75         (1.27)%(2)       1.83%(2)      1.83%(2)     (15.14)%        85%         $49,752
    $ 11.49         (0.97)%          1.52%         1.52%        (15.49)%       165%         $63,315
    $ 17.89         (0.77)%          1.56%         1.56%         19.97%        127%         $93,521
    $ 16.83         (1.23)%          1.89%         1.89%         43.30%         78%         $88,752
    $ 14.28         (1.22)%          1.96%         1.93%         10.85%        115%         $80,964
    $ 13.69         (1.56)%          1.88%         1.88%         15.22%         57%         $96,458


    $ 13.04         (1.70)%(2)       2.13%(2)      2.13%(2)      (5.58)%        46%         $33,767
    $ 13.81         (0.90)%          1.82%         1.82%        (27.21)%       112%         $38,791
    $ 21.85         (0.25)%          1.80%         2.13%         49.04%        248%         $34,531
    $ 14.96         (1.16)%          1.80%         2.93%         38.65%        197%         $ 8,058
    $ 13.09         (0.88)%          1.80%         3.35%         33.54%        264%         $ 2,117
    $ 12.42         (1.36)%(2)       1.80%(2)      3.83%(2)      43.40%        204%         $ 1,275

    $ 12.48         (2.45)%(2)       2.88%(2)      2.88%(2)      (5.88)%        46%         $25,228
    $ 13.26         (1.65)%          2.57%         2.57%        (27.75)%       112%         $29,279
    $ 21.25         (1.00)%          2.55%         2.88%         47.96%        248%         $28,106
    $ 14.62         (1.91)%          2.55%         3.68%         37.64%        197%         $ 8,462
    $ 12.90         (1.63)%          2.55%         4.10%         32.55%        264%         $ 3,786
    $ 12.37         (2.15)%(2)       2.55%(2)      3.62%(2)      42.90%        204%         $ 1,709

    $ 12.47         (2.45)%(2)       2.88%(2)      2.88%(2)      (5.89)%        46%         $16,149
    $ 13.25         (1.65)%          2.57%         2.57%        (27.76)%       112%         $19,627
    $ 21.24         (1.00)%          2.55%         2.88%         47.88%        248%         $18,450
    $ 14.63         (1.91)%          2.55%         3.68%         37.82%        197%         $ 3,301
    $ 12.88         (1.63)%          2.55%         4.10%         32.50%        264%         $ 1,519
    $ 12.36         (2.13)%(2)       2.55%(2)      4.32%(2)      42.82%        204%         $ 1,766

    $ 13.39         (1.45)%(2)       1.88%(2)      1.88%(2)      (5.50)%        46%         $ 5,551
    $ 14.17         (0.65)%          1.57%         1.57%        (27.04)%       112%         $ 6,574
    $ 22.29          0.00%           1.55%         1.88%         49.51%        248%         $12,455
    $ 15.22         (0.91)%          1.55%         2.68%         39.06%        197%         $10,344
    $ 13.25         (0.63)%          1.55%         3.10%         33.87%        264%         $11,773
    $ 12.51         (1.09)%(2)       1.55%(2)      3.44%(2)      44.32%        204%         $ 9,025

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS (CONTINUED) -- OPPORTUNITY FUND AND TWENTY-FIVE FUND Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and         Dividends   Distributions
                                          Net Asset        Net          Unrealized      from Net      from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments      Income         Gains
-----------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Six months ended 06/30/01 (unaudited)     $ 16.84        (0.14)            (3.09)           --            --
 Year ended 12/31/00                       $ 21.42        (0.35)            (2.11)           --         (2.12)
 Year ended 12/31/99                       $ 15.84        (0.20)             5.92            --         (0.14)
 Year ended 12/31/98                       $ 11.03        (0.17)             6.81            --         (1.83)
 Year ended 12/31/97                       $  9.87        (0.17)             4.12            --         (2.79)
 Period from 12/29/96* to 12/31/96         $ 10.00           --             (0.13)           --            --
Class B
 Six months ended 06/30/01 (unaudited)     $ 16.34        (0.19)            (3.00)           --            --
 Year ended 12/31/00                       $ 21.00        (0.50)            (2.04)           --         (2.12)
 Year ended 12/31/99                       $ 15.60        (0.33)             5.81            --         (0.08)
 Year ended 12/31/98                       $ 10.94        (0.27)             6.73            --         (1.80)
 Year ended 12/31/97                       $  9.87        (0.26)             4.12            --         (2.79)
 Period from 12/29/96* to 12/31/96         $ 10.00           --             (0.13)           --            --
Class C
 Six months ended 06/30/01 (unaudited)     $ 16.28        (0.19)            (2.99)           --            --
 Year ended 12/31/00                       $ 20.93        (0.50)            (2.03)           --         (2.12)
 Year ended 12/31/99                       $ 15.56        (0.33)             5.80            --         (0.10)
 Year ended 12/31/98                       $ 10.93        (0.27)             6.71            --         (1.81)
 Year ended 12/31/97                       $  9.87        (0.25)             4.10            --         (2.79)
 Period from 12/29/96* to 12/31/96         $ 10.00           --             (0.13)           --            --
Class I
 Six months ended 06/30/01 (unaudited)     $ 17.03        (0.13)            (3.12)           --            --
 Year ended 12/31/00                       $ 21.58        (0.29)            (2.14)           --         (2.12)
 Year ended 12/31/99                       $ 15.93        (0.16)             5.98            --         (0.17)
 Year ended 12/31/98                       $ 11.06        (0.14)             6.85            --         (1.84)
 Year ended 12/31/97                       $  9.87        (0.14)             4.12            --         (2.79)
 Period from 12/29/96* to 12/31/96         $ 10.00           --             (0.13)           --            --
TWENTY-FIVE FUND
Class A
 Six months ended 06/30/01 (unaudited)     $ 17.05        (0.10)            (2.11)           --            --
 Year ended 12/31/00                       $ 22.74        (0.45)            (3.91)           --         (1.33)
 Year ended 12/31/99                       $ 16.06        (0.17)             6.85            --            --
 Year ended 12/31/98                       $ 10.00        (0.15)             7.63         (0.07)        (1.35)
Class B
 Six months ended 06/30/01 (unaudited)     $ 16.59        (0.15)            (2.04)           --            --
 Year ended 12/31/00                       $ 22.34        (0.61)            (3.81)           --         (1.33)
 Year ended 12/31/99                       $ 15.89        (0.32)             6.77            --            --
 Year ended 12/31/98                       $ 10.00        (0.27)             7.57         (0.06)        (1.35)
Class C
 Six months ended 06/30/01 (unaudited)     $ 16.69        (0.15)            (2.06)           --            --
 Year ended 12/31/00                       $ 22.48        (0.61)            (3.85)           --         (1.33)
 Year ended 12/31/99                       $ 15.96        (0.32)             6.84            --            --
 Year ended 12/31/98                       $ 10.00        (0.25)             7.58         (0.02)        (1.35)
Class I
 Six months ended 06/30/01 (unaudited)     $ 17.17        (0.08)            (2.12)           --            --
 Year ended 12/31/00                       $ 22.82        (0.40)            (3.92)           --         (1.33)
 Year ended 12/31/99                       $ 16.07        (0.12)             6.87            --            --
 Year ended 12/31/98                       $ 10.00        (0.10)             7.61         (0.09)        (1.35)

 * Commencement of operations.
(1)Excluding interest expense, net of reimbursement.
(2)Excluding interest expense, before reimbursement.
(3)Including interest expense, before reimbursement.
(4)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5)Adjusted to an annual basis.

                                                                   June 30, 2001
--------------------------------------------------------------------------------


                                 Ratio to Average Net Assets
               ----------------------------------------------------------------
     Ending
   Net Asset         Net                                       Gross Expenses                     Portfolio    Net Assets at
   Value Per      Investment        Net          Gross            Including           Total       Turnover     End of Period
     Share      Income (Loss)    Expenses(1)   Expenses(2)   Interest Expense(3)    Return(4)        Rate     (000s Omitted)
----------------------------------------------------------------------------------------------------------------------------


    $ 13.61       (1.92)%(5)       2.22%(5)      2.22%(5)          2.72%(5)          (19.18)%        113%         $52,862
    $ 16.84       (1.56)%          2.07%         2.07%             2.19%             (11.70)%        286%         $55,499
    $ 21.42       (1.11)%          2.14%         2.29%             2.32%              36.11%         318%         $23,977
    $ 15.84       (1.28)%          2.14%         3.35%             3.45%              60.83%         376%         $ 9,852
    $ 11.03       (1.71)%          2.14%         6.57%             6.85%              41.15%         298%         $ 1,084
    $  9.87       (2.14)%(5)       2.14%(5)      4.23%(5)          4.23%(5)           (1.30)%          0%         $   112

    $ 13.15       (2.67)%(5)       2.97%(5)      2.97%(5)          3.47%(5)          (19.52)%        113%         $31,985
    $ 16.34       (2.31)%          2.82%         2.82%             2.94%             (12.31)%        286%         $37,654
    $ 21.00       (1.86)%          2.89%         3.04%             3.07%              35.10%         318%         $24,604
    $ 15.60       (2.03)%          2.89%         4.10%             4.20%              59.60%         376%         $ 8,388
    $ 10.94       (2.36)%          2.89%         7.32%             7.50%              40.25%         298%         $ 2,298
    $  9.87       (2.98)%(5)       2.89%(5)      4.98%(5)          4.98%(5)           (1.30)%          0%         $     1

    $ 13.10       (2.67)%(5)       2.97%(5)      2.97%(5)          3.47%(5)          (19.53)%        113%         $23,443
    $ 16.28       (2.31)%          2.82%         2.82%             2.94%             (12.31)%        286%         $27,188
    $ 20.93       (1.86)%          2.89%         3.04%             3.07%              35.13%         318%         $18,171
    $ 15.56       (2.06)%          2.89%         4.10%             4.20%              59.53%         376%         $ 2,764
    $ 10.93       (2.49)%          2.89%         7.32%             7.63%              40.12%         298%         $   427
    $  9.87       (3.02)%(5)       2.89%(5)      4.98%(5)          4.98%(5)           (1.30)%          0%         $     1

    $ 13.78       (1.67)%(5)       1.97%(5)      1.97%(5)          2.47%(5)          (19.08)%        113%         $15,890
    $ 17.03       (1.31)%          1.82%         1.82%             1.94%             (11.48)%        286%         $19,603
    $ 21.58       (0.86)%          1.89%         2.04%             2.08%              36.55%         318%         $25,472
    $ 15.93       (1.04)%          1.89%         3.10%             3.20%              61.29%         376%         $18,182
    $ 11.06       (1.56)%          1.89%         6.32%             6.70%              41.45%         298%         $ 3,973
    $  9.87       (1.89)%(5)       1.89%(5)      3.98%(5)          3.98%(5)           (1.30)%          0%         $   286


    $ 14.84       (1.24)%(5)       2.59%(5)      2.59%(5)          2.66%(5)          (12.96)%         68%         $10,320
    $ 17.05       (2.04)%          2.15%         2.15%             2.43%             (19.29)%        115%         $15,353
    $ 22.74       (0.94)%          2.25%         2.63%             N/A                41.59%         213%         $18,020
    $ 16.06       (1.06)%          2.25%         9.37%             N/A                75.21%         294%         $ 3,181

    $ 14.40       (1.99)%(5)       3.34%(5)      3.34%(5)          3.41%(5)          (13.20)%         68%         $13,807
    $ 16.59       (2.79)%          2.90%         2.90%             3.18%             (19.91)%        115%         $16,690
    $ 22.34       (1.69)%          3.00%         3.38%             N/A                40.59%         213%         $17,734
    $ 15.89       (1.78)%          3.00%        10.12%             N/A                73.37%         294%         $ 2,321

    $ 14.48       (1.99)%(5)       3.34%(5)      3.34%(5)          3.41%(5)          (13.24)%         68%         $ 7,756
    $ 16.69       (2.79)%          2.90%         2.90%             3.18%             (19.96)%        115%         $11,088
    $ 22.48       (1.69)%          3.00%         3.38%             N/A                40.85%         213%         $14,093
    $ 15.96       (1.81)%          3.00%        10.12%             N/A                73.69%         294%         $   667

    $ 14.97       (0.99)%(5)       2.34%(5)      2.34%(5)          2.41%(5)          (12.81)%         68%         $ 6,288
    $ 17.17       (1.79)%          1.90%         1.90%             2.18%             (19.05)%        115%         $ 7,300
    $ 22.82       (0.69)%          2.00%         2.38%             N/A                42.00%         213%         $10,001
    $ 16.07       (0.74)%          2.00%         9.12%             N/A                75.43%         294%         $ 2,926

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS (CONCLUDED) -- MID-CAP GROWTH FUND AND SCIENCE & TECHNOLOGY FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       Net Realized
                                          Beginning                         and         Dividends   Distributions
                                          Net Asset        Net          Unrealized      from Net      from Net
                                          Value Per     Investment    Gain (Loss) on   Investment     Realized
                                            Share     Income (Loss)     Investments      Income         Gains
-----------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
Class A
 Six months ended 06/30/01 (unaudited)     $ 10.65        (0.10)            (1.84)           --           --
 Period from 06/30/00 * to 12/31/00        $ 10.00         0.01              0.95            --        (0.31)
Class B
 Six months ended 06/30/01 (unaudited)     $ 10.61        (0.13)            (1.83)           --           --
 Period from 06/30/00 * to 12/31/00        $ 10.00        (0.03)             0.95            --        (0.31)
Class C
 Six months ended 06/30/01 (unaudited)     $ 10.60        (0.13)            (1.83)           --           --
 Period from 06/30/00 * to 12/31/00        $ 10.00        (0.03)             0.94            --        (0.31)
Class I
 Six months ended 06/30/01 (unaudited)     $ 10.66        (0.08)            (1.84)           --           --
 Period from 06/30/00 * to 12/31/00        $ 10.00         0.02              0.95            --        (0.31)
SCIENCE & TECHNOLOGY FUND
Class A
 Six months ended 06/30/01 (unaudited)     $  9.16        (0.16)            (0.98)           --           --
 Period from 06/30/00 * to 12/31/00        $ 10.00        (0.05)            (0.79)           --           --
Class B
 Six months ended 06/30/01 (unaudited)     $  9.14        (0.18)            (0.99)           --           --
 Period from 06/30/00 * to 12/31/00        $ 10.00        (0.09)            (0.77)           --           --
Class C
 Six months ended 06/30/01 (unaudited)     $  9.14        (0.18)            (0.99)           --           --
 Period from 06/30/00 * to 12/31/00        $ 10.00        (0.09)            (0.77)           --           --
Class I
 Six months ended 06/30/01 (unaudited)     $  9.18        (0.14)            (0.99)           --           --
 Period from 06/30/00 * to 12/31/00        $ 10.00        (0.04)            (0.78)           --           --

 * Commencement of operations.
(1)Excluding interest expense, net of reimbursement.
(2)Excluding interest expense, before reimbursement.
(3)Including interest expense, before reimbursement.
(4)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5)Adjusted to an annual basis.

                                                                   June 30, 2001
--------------------------------------------------------------------------------


                                    Ratio to Average Net Assets
                ---------------------------------------------------------------------
   Ending
  Net Asset           Net                                          Gross Expenses                     Portfolio    Net Assets at
  Value Per       Investment           Net           Gross           Including           Total        Turnover     End of Period
    Share       Income (Loss)(5)   Expenses(1)    Expenses(2)    Interest Expense(3)    Return(4)       Rate      (000s Omitted)
--------------------------------------------------------------------------------------------------------------------------------


   $  8.71           (2.02)%         2.96%(5)       2.96%(5)          2.97%(5)           (18.22)%        120%        $ 9,520
   $ 10.65            0.18%          2.31%(5)       3.35%(5)          N/A                  9.67%         164%        $19,581

   $  8.65           (2.77)%         3.71%(5)       3.71%(5)          3.72%(5)           (18.47)%        120%        $ 4,373
   $ 10.61           (0.57)%         3.06%(5)       4.10%(5)          N/A                  9.27%         164%        $ 5,054

   $  8.64           (2.77)%         3.71%(5)       3.71%(5)          3.72%(5)           (18.49)%        120%        $ 2,032
   $ 10.60           (0.57)%         3.06%(5)       4.10%(5)          N/A                  9.17%         164%        $ 3,540

   $  8.74           (1.77)%         2.71%(5)       2.71%(5)          2.72%(5)           (18.01)%        120%        $   487
   $ 10.66            0.43%          2.06%(5)       3.10%(5)          N/A                  9.77%         164%        $   594


   $  8.02           (3.93)%         4.42%(5)       4.42%(5)          4.66%(5)           (12.45)%        144%        $ 2,802
   $  9.16           (0.90)%         2.71%(5)       4.48%(5)          N/A                 (8.40)%        162%        $ 6,913

   $  7.97           (4.68)%         5.17%(5)       5.17%(5)          5.41%(5)           (12.80)%        144%        $   696
   $  9.14           (1.65)%         3.46%(5)       5.23%(5)          N/A                 (8.60)%        162%        $   883

   $  7.97           (4.68)%         5.17%(5)       5.17%(5)          5.41%(5)           (12.80)%        144%        $ 2,308
   $  9.14           (1.65)%         3.46%(5)       5.23%(5)          N/A                 (8.60)%        162%        $ 3,548

   $  8.05           (3.68)%         4.17%(5)       4.17%(5)          4.41%(5)           (12.31)%        144%        $ 1,167
   $  9.18           (0.65)%         2.46%(5)       4.23%(5)          N/A                 (8.20)%        162%        $ 1,272

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                             1550 Utica Avenue South
                                    Suite 950
                              Minneapolis, MN 55416

                                   DISTRIBUTOR
                          U.S. Growth Investments, Inc.
                             1550 Utica Avenue South
                                    Suite 935
                              Minneapolis, MN 55416

                                  ADMINISTRATOR
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                 TRANSFER AGENT
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207

                                    CUSTODIAN
                               Firstar Bank, N.A.
                                625 Walnut Street
                              Cincinnati, OH 45202

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                              Minneapolis, MN 55402


FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND, JUNDT TWENTY-FIVE FUND, JUNDT MID-CAP GROWTH FUND AND JUNDT SCIENCE & TECHNOLOGY FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.